SFT Core Bond Fund

Investments in Securities

September 30, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.7%)
Government Obligations (23.6%)
Other Government Obligations (1.7%)
Provincial or Local Government Obligations (1.7%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,658,467
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	1,176,000	1,779,805
Ohio State Water Development Authority, 4.817%, 12/01/30	250,000	307,478
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,471,022
4.926%, 10/01/51	2,055,000	2,770,078
Texas A&M University, 4.000%, 05/15/31	325,000	368,843
		8,355,693
U.S. Government Agencies and Obligations (21.9%)
Federal Home Loan Mortgage Corporation (FHLMC) (4.7%)
0.807%, 01/25/23 (1-Month USD LIBOR + 0.650%) (b)	40,650	40,680
1.098%, 10/25/29 (1-Month USD LIBOR + 0.950%) (b)	450,000	418,580
2.500%, 03/01/28	344,753	365,009
2.500%, 04/01/28	126,692	134,057
3.000%, 08/01/42	433,978	468,362
3.000%, 12/01/42	172,643	186,361
3.000%, 01/01/43	228,457	248,019
3.000%, 02/01/43	540,362	592,579
3.000%, 04/01/43	867,638	936,619
3.000%, 10/25/46	179,693	180,900
3.448%, 10/25/27 (1-Month USD LIBOR + 3.300%) (b)	977,386	994,587
3.500%, 10/01/25	136,126	144,210
3.500%, 05/01/32	182,467	197,152
3.500%, 03/01/42	717,677	788,267
3.500%, 08/01/42	548,897	605,616
3.500%, 05/25/45	676,478	680,604
3.598%, 10/25/29 (1-Month USD LIBOR + 3.450%) (b)	4,000,000	4,115,797
4.000%, 09/01/40	565,568	628,514
4.000%, 11/01/40	1,170,125	1,321,731
4.000%, 02/01/41	260,921	289,750
4.000%, 03/01/41	257,102	290,371
4.500%, 04/01/23	13,494	14,565
4.500%, 09/01/40	123,096	136,338
4.500%, 01/01/41	499,308	561,948
4.500%, 02/01/41	247,962	277,416
4.500%, 03/01/41	534,342	600,011
4.500%, 04/01/41	442,634	500,151
4.698%, 10/25/24 (1-Month USD LIBOR + 4.550%) (b)	104,775	105,301
4.948%, 05/25/28 (1-Month USD LIBOR + 4.800%) (b)	1,348,938	1,379,429
5.000%, 03/01/23	8,084	8,836
5.000%, 05/01/29	20,589	22,744
5.000%, 04/01/35	87,437	95,903
5.000%, 08/01/35	47,033	54,111
5.000%, 11/01/35	88,787	102,064
5.000%, 11/01/39	470,232	541,697
5.000%, 04/01/40	148,337	167,554
5.000%, 08/01/40	108,524	124,727
5.500%, 10/01/20	218	218
5.500%, 11/01/23	68,704	76,180
5.500%, 05/01/34	535,226	628,316
5.500%, 10/01/34	178,713	209,684
5.500%, 07/01/35	200,464	235,564
5.500%, 10/01/35	214,984	252,859
5.500%, 12/01/38	121,145	139,837
5.725%, 07/25/28 (1-Month USD LIBOR + 5.550%) (b)	2,410,648	2,554,986
6.000%, 09/01/22	11,729	12,115
6.000%, 11/01/33	263,042	311,561
6.250%, 12/15/23	21,492	22,811
6.500%, 09/01/32	27,112	32,309

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

6.500%, 11/01/32	$27,066	$31,631
6.500%, 06/01/36	155,168	187,664
7.000%, 12/01/37	38,428	45,763
		23,062,058
Federal National Mortgage Association (FNMA) (5.9%)
2.500%, 03/01/27	199,145	210,866
2.500%, 11/01/27	332,270	347,053
2.500%, 03/01/28	222,567	235,193
2.500%, 07/01/28	312,809	332,301
3.000%, 06/01/22	39,049	40,946
3.000%, 09/01/22	28,104	29,469
3.000%, 11/01/27	145,487	152,917
3.000%, 06/01/28	125,068	133,325
3.000%, 09/01/42	120,925	130,517
3.000%, 01/01/46	346,779	364,633
3.500%, 11/01/25	151,853	160,817
3.500%, 01/01/26	187,693	198,830
3.500%, 12/01/32	152,761	165,109
3.500%, 11/01/40	432,488	481,442
3.500%, 01/01/41	491,734	539,031
3.500%, 02/01/41	683,370	747,472
3.500%, 04/01/41	278,927	307,746
3.500%, 11/01/41	1,795,624	1,977,753
3.500%, 12/01/41	433,473	468,673
3.500%, 05/01/42	184,164	203,119
3.500%, 01/01/43	440,952	478,104
3.500%, 02/01/43	414,504	466,432
3.500%, 05/01/43	1,532,745	1,698,397
3.798%, 09/25/29 (1-Month USD LIBOR + 3.650%) (b)	189,409	191,518
4.000%, 06/25/23	39,334	40,075
4.000%, 12/01/40	83,110	90,449
4.000%, 04/01/41	989,130	1,107,436
4.000%, 09/01/41	381,074	422,731
4.000%, 11/01/41	182,866	200,763
4.000%, 06/01/42	528,673	583,916
4.000%, 09/01/43	342,424	378,380
4.448%, 02/25/25 (1-Month USD LIBOR + 4.300%) (b)	1,217,430	1,237,251
4.500%, 04/01/21	329	345
4.500%, 04/01/25	25,852	27,410
4.500%, 05/25/34	537,000	633,224
4.500%, 05/01/35	172,357	188,730
4.500%, 07/01/35	351,264	386,239
4.500%, 09/01/37	137,425	151,552
4.500%, 06/01/39	143,511	161,403
4.500%, 04/01/41	1,233,649	1,421,747
4.500%, 07/01/41	960,340	1,077,327
4.500%, 07/01/47	354,217	397,265
4.548%, 01/25/24 (1-Month USD LIBOR + 4.400%) (b)	77,451	72,392
4.598%, 01/25/29 (1-Month USD LIBOR + 4.450%) (b)	1,248,399	1,287,892
5.000%, 10/01/20	218	218
5.000%, 06/25/23	38,029	39,584
5.000%, 07/01/23	28,343	30,979
5.000%, 11/01/33	157,834	181,367
5.000%, 03/01/34	110,826	123,994
5.000%, 05/01/34	32,606	37,380
5.000%, 12/01/34	164,200	188,691
5.000%, 07/01/35	146,610	168,494
5.000%, 08/01/35	48,799	56,065
5.000%, 03/01/38	79,435	91,146
5.000%, 04/01/38	111,618	128,269
5.000%, 06/01/39	84,942	97,693
5.000%, 12/01/39	355,562	410,823
5.000%, 06/01/40	52,154	59,970
5.000%, 04/01/41	331,543	382,553
5.500%, 08/01/23	17,670	19,593
5.500%, 02/01/24	27,579	30,580
5.500%, 04/01/33	483,024	566,452
5.500%, 05/01/33	7,187	8,305
5.500%, 12/01/33	57,728	68,023
5.500%, 01/01/34	113,583	133,807

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

5.500%, 02/01/34	$118,339	$137,196
5.500%, 03/01/34	200,295	234,542
5.500%, 04/01/34	112,056	131,585
5.500%, 05/01/34	4,480	4,982
5.500%, 09/01/34	142,253	160,809
5.500%, 10/01/34	46,506	54,782
5.500%, 01/01/35	72,919	85,631
5.500%, 02/01/35	210,675	243,988
5.500%, 04/01/35	215,627	253,308
5.500%, 06/01/35	36,005	40,516
5.500%, 08/01/35	115,256	135,624
5.500%, 10/01/35	289,563	340,761
5.500%, 11/01/35	57,159	67,455
5.500%, 09/01/36	98,200	115,517
5.500%, 12/01/39	67,818	78,362
6.000%, 08/01/23	24,434	25,572
6.000%, 09/01/32	10,985	12,898
6.000%, 10/01/32	398,241	469,967
6.000%, 11/01/32	350,697	412,745
6.000%, 03/01/33	321,596	378,500
6.000%, 04/01/33	11,791	13,155
6.000%, 12/01/33	105,975	125,332
6.000%, 08/01/34	36,818	42,767
6.000%, 09/01/34	18,609	22,010
6.000%, 11/01/34	12,307	13,946
6.000%, 12/01/34	86,772	102,772
6.000%, 11/01/36	11,159	13,160
6.000%, 01/01/37	110,974	131,071
6.000%, 08/01/37	68,795	80,472
6.000%, 12/01/37	3,099	3,454
6.000%, 10/01/38	126,303	150,083
6.500%, 11/01/23	16,150	16,980
6.500%, 12/01/31	52,811	63,073
6.500%, 02/01/32	169,368	202,165
6.500%, 04/01/32	116,868	137,636
6.500%, 05/01/32	26,622	30,400
6.500%, 07/01/32	230,739	271,548
6.500%, 08/01/32	90,504	106,618
6.500%, 09/01/32	57,742	67,878
6.500%, 10/01/32	77,272	91,331
6.500%, 09/01/34	9,630	11,182
6.500%, 11/01/34	3,363	3,965
6.500%, 03/01/35	65,037	77,105
6.500%, 02/01/36	6,772	7,574
6.500%, 09/01/37	63,070	73,712
6.500%, 11/01/37	39,796	47,920
7.000%, 07/01/31	50,053	60,967
7.000%, 09/01/31	150,761	178,455
7.000%, 11/01/31	163,764	191,275
7.000%, 02/01/32	71,886	85,615
7.000%, 03/01/32	14,890	17,887
7.000%, 07/01/32	60,820	71,253
7.000%, 10/01/37	15,145	16,277
7.500%, 07/25/22	4,427	4,520
7.500%, 04/01/31	53,590	60,243
7.500%, 05/01/31	19,380	22,352
		28,753,069
Government National Mortgage Association (GNMA) (2.3%)
0.004%, 06/17/45 (b) (c)	343,761	35
0.643%, 07/16/40 (b) (c)	19,825	—
1.000%, 12/20/42	90,024	87,491
3.000%, 03/15/45	1,003,330	1,045,775
3.000%, 04/15/45	1,746,910	1,820,089
3.000%, 05/15/45	110,390	115,933
3.250%, 04/20/33	128,064	135,485
3.250%, 03/20/35	1,007,748	1,066,197
3.250%, 11/20/35	526,672	556,448
3.250%, 01/20/36	867,566	916,383
3.500%, 11/15/40	64,519	68,701
3.500%, 04/20/46	588,896	628,014

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

3.750%, 03/20/46	$734,515	$786,536
4.000%, 07/20/31	304,787	328,217
4.000%, 04/20/39	206,561	222,320
4.000%, 12/20/40	616,257	696,758
4.000%, 01/15/41	37,235	40,556
4.000%, 02/15/41	266,474	299,496
4.000%, 10/15/41	187,422	205,919
4.000%, 12/20/44	95,954	104,377
4.500%, 06/15/40	184,642	206,996
5.000%, 05/15/33	56,347	64,130
5.000%, 12/15/39	71,254	82,337
5.000%, 01/15/40	669,458	750,709
5.000%, 07/15/40	177,379	198,087
5.500%, 07/15/38	195,665	228,222
5.500%, 10/15/38	273,941	321,577
8.500%, 10/15/22	4,830	4,851
		10,981,639
U.S. Treasury (9.0%)
U.S. Treasury Bond
1.125%, 08/15/40	2,500,000	2,458,203
1.250%, 05/15/50	12,160,000	11,559,600
5.375%, 02/15/31 (d)	5,115,000	7,541,228
U.S. Treasury Note
0.250%, 05/31/25	10,917,000	10,918,280
0.250%, 07/31/25	1,550,000	1,548,910
0.375%, 03/31/22	600,000	602,180
0.500%, 05/31/27	5,020,000	5,041,570
0.500%, 08/31/27	1,975,000	1,980,555
0.625%, 08/15/30	2,000,000	1,990,000
2.250%, 02/15/27 (d)	150,000	167,496
2.750%, 02/15/28	200,000	232,742
		44,040,764
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, 7.793%, 02/15/25	20,588	22,452
Total government obligations (cost: $108,432,729)		115,215,675

Asset-Backed Securities (14.8%)
AmeriCredit Automobile Receivables Trust
2.740%, 12/08/22	1,250,000	1,268,383
3.180%, 07/18/23	3,250,000	3,354,578
Bank of The West Auto Trust, 3.210%, 04/15/25 (e)	2,293,000	2,348,037
Bear Stearns Asset Backed Securities Trust, 1.123%, 02/25/34 (1-Month USD LIBOR + 0.975%) (b)	361,951	346,376
CarMax Auto Owner Trust, 2.950%, 11/15/23	1,950,000	2,010,399
Chase Funding Trust
0.708%, 02/25/33 (1-Month USD LIBOR + 0.560%) (b)	155,233	145,478
0.788%, 08/25/32 (1-Month USD LIBOR + 0.640%) (b)	103,351	98,787
Chesapeake Funding II LLC
3.260%, 11/15/29 (e)	375,000	374,360
3.380%, 08/15/29 (e)	275,000	277,337
3.570%, 04/15/30 (e)	1,200,000	1,224,228
3.710%, 05/15/29 (e)	1,885,000	1,896,813
Commonbond Student Loan Trust
2.550%, 05/25/41 (e)	285,143	292,508
5.280%, 05/25/41 (e)	40,036	43,290
Commonbond Student Loan Trust 2018-A-GS
0.648%, 02/25/44 (1-Month USD LIBOR + 0.500%) (b) (e)	546,062	537,871
3.210%, 02/25/44 (e)	1,454,779	1,504,994
Commonbond Student Loan Trust 2019-A-GS, 2.540%, 01/25/47 (e)	3,332,607	3,451,761
Drive Auto Receivables Trust
3.530%, 12/15/23 (e)	377,669	383,800
3.990%, 01/15/25	3,325,000	3,430,891
5.300%, 07/15/24 (e)	1,045,000	1,073,021
Earnest Student Loan Program LLC
2.650%, 01/25/41 (e)	2,313,663	2,345,946
2.720%, 01/25/41 (e)	196,204	198,281
3.020%, 05/25/34 (e)	257,114	259,333
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	147,625	149,091
Exeter Automobile Receivables Trust 2016-2, 8.250%, 04/17/23 (e)	1,428,961	1,450,652
Foursight Capital Automobile Receivables Trust, 5.280%, 08/15/24 (e)	3,850,000	3,902,801

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

GM Financial Consumer Automobile Receivables Trust, 2.770%, 07/17/23	$800,000	$818,142
Home Partners of America 2018-1 Trust, 1.051%, 07/17/37 (1-Month USD LIBOR + 0.900%) (b) (e)	1,187,957	1,185,730
Invitation Homes 2018-SFR1 Trust
1.401%, 03/17/37 (1-Month USD LIBOR + 1.250%) (b) (e)	3,500,000	3,502,172
1.601%, 03/17/37 (1-Month USD LIBOR + 1.450%) (b) (e)	1,000,000	998,760
Invitation Homes 2018-SFR3 Trust
1.151%, 07/17/37 (1-Month USD LIBOR + 1.000%) (b) (e)	1,975,439	1,975,752
1.801%, 07/17/37 (1-Month USD LIBOR + 1.650%) (b) (e)	1,500,000	1,499,999
Invitation Homes 2018-SFR4 Trust, 1.551%, 01/17/38 (1-Month USD LIBOR + 1.400%) (b) (e)	5,050,000	5,047,404
Invitation Homes Trust, 1.432%, 06/17/37 (1-Month USD LIBOR + 1.280%) (b) (e)	1,500,000	1,498,340
Kubota Credit Owner Trust 2020-2, 0.410%, 06/15/23 (e)	2,150,000	2,150,360
Morgan Stanley Dean Witter Capital I, Inc., 0.708%, 08/25/32 (1-Month USD LIBOR + 0.560%) (b)	178,343	172,268
Progress Residential 2018-SFR1 Trust, 3.684%, 03/17/35 (e)	500,000	504,794
Progress Residential 2019-SFR2 Trust, 3.446%, 05/17/36 (e)	2,500,000	2,577,797
Progress Residential Trust, 3.565%, 08/17/34 (e)	1,525,000	1,552,205
Saxon Asset Securities Trust, 0.688%, 03/25/35 (1-Month USD LIBOR + 0.540%) (b)	270,238	251,907
Sofi Professional Loan Program 2017-F LLC, 2.840%, 01/25/41 (e)	1,225,153	1,259,034
Sofi Professional Loan Program 2018-A LLC, 2.950%, 02/25/42 (e)	1,200,000	1,239,395
SoFi Professional Loan Program LLC, 2.650%, 09/25/40 (e)	913,598	937,112
Towd Point Mortgage Trust
3.000%, 06/25/58 (b) (e)	3,301,926	3,530,732
3.750%, 04/25/55 (b) (e)	1,455,000	1,566,253
4.304%, 11/25/57 (b) (e)	3,154,000	3,457,037
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (e)	1,300,000	1,318,291
Westlake Automobile Receivables Trust 2017-2, 4.630%, 07/15/24 (e)	2,550,000	2,582,533
Westlake Automobile Receivables Trust 2018-1, 2.920%, 05/15/23 (e)	62,638	62,709
Total asset-backed securities (cost: $70,957,475)		72,057,742

Other Mortgage-Backed Securities (11.0%)

Collateralized Mortgage Obligations/Mortgage Revenue Bonds (6.0%)
Agate Bay Mortgage Trust, 3.795%, 01/25/45 (b) (e)	214,740	217,375
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	43,557	23,757
Bellemeade Re 2018-1, Ltd., 1.748%, 04/25/28 (1-Month USD LIBOR + 1.600%) (b) (e) (f)	840,070	831,804
Bellemeade Re 2018-3, Ltd., 1.998%, 10/25/28 (1-Month USD LIBOR + 1.850%) (b) (e) (f)	2,073,741	2,058,940
Citigroup Mortgage Loan Trust, Inc., 3.000%, 09/25/64 (b) (e)	349,765	369,391
COLT 2019-2 Mortgage Loan Trust, 3.337%, 05/25/49 (b) (e)	1,642,756	1,657,803
CSMC Trust
3.314%, 08/25/43 (b) (e)	2,875,155	2,861,409
3.500%, 06/25/47 (b) (e)	2,550,000	2,641,830
Eagle RE 2020-1 Ltd., 1.598%, 01/25/30 (b) (e)	4,725,000	4,583,625
GS Mortgage-Backed Securities Trust, 3.094%, 07/25/44 (b) (e)	2,235,970	1,666,248
JP Morgan Mortgage Trust
3.359%, 10/25/46 (b) (e)	290,309	292,124
3.399%, 06/25/29 (b) (e)	183,974	186,520
3.469%, 11/25/33 (b)	86,923	84,623
3.624%, 05/25/43 (b) (e)	263,306	259,286
MRFC Mortgage Pass-Through Trust Series 1998-2, 6.750%, 06/25/28	4,797	4,887
Prudential Home Mortgage Securities, 7.650%, 09/28/24 (b) (e)	343	329
PSMC Trust, 3.500%, 02/25/48 (b) (e)	1,419,735	1,432,571
Radnor RE 2019-1, Ltd., 2.098%, 02/25/29 (1-Month USD LIBOR + 1.950%) (b) (e) (f)	726,645	715,267
Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b)	2,602,000	2,614,158
4.000%, 08/25/56 (b) (e)	1,200,000	1,203,853
Sequoia Mortgage Trust
3.162%, 11/25/30 (b) (e)	520,253	524,469
3.514%, 06/25/43 (b)	1,462,194	1,461,220
3.702%, 07/25/45 (b) (e)	407,524	416,236
3.870%, 01/25/45 (b) (e)	305,186	309,796
Structured Asset Mortgage Investments, Inc., 6.750%, 05/02/30 (b)	9,585	430
WinWater Mortgage Loan Trust 2015-4, 3.763%, 06/20/45 (b) (e)	2,651,915	2,709,554
		29,127,505
Commercial Mortgage-Backed Securities (5.0%)
BAMLL Commercial Mortgage Securities Trust 2014-520M, 4.325%, 08/15/46 (b) (e)	1,350,000	1,610,940
BB-UBS Trust, 4.160%, 11/05/36 (b) (e)	1,000,000	929,077
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	561,750
Citigroup Commercial Mortgage Trust 2018-TBR, 0.982%, 12/15/36 (1-Month USD LIBOR + 0.830%) (b) (e)	4,000,000	3,839,661
CSMC Trust, 3.304%, 09/15/37 (e)	368,178	369,875
Hometown Commercial Mortgage, 6.057%, 06/11/39 (e)	28,292	13,315
Irvine Core Office Trust, 2.068%, 05/15/48 (e)	146,617	148,108

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	$1,000,000	$1,143,261
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	256,103
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (e)	700,000	693,684
One Market Plaza Trust, 3.614%, 02/10/32 (e)	2,500,000	2,587,953
UBS Commercial Mortgage Trust
3.580%, 12/15/50	3,500,000	3,995,867
3.724%, 06/15/50	2,750,000	3,040,290
4.061%, 12/15/50 (b)	1,505,000	1,708,254
Wells Fargo Commercial Mortgage Trust
3.184%, 04/15/50	1,544,000	1,670,575
3.637%, 06/15/48	1,905,000	2,114,531
		24,683,244
Total other mortgage-backed securities (cost: $53,295,667)		53,810,749

Corporate Obligations (49.3%)

Basic Materials (0.3%)

Chemicals (0.3%)
Albemarle Corp., 1.330%, 11/15/22 (3-Month USD LIBOR + 1.050%) (b)	1,530,000	1,524,475

Communications (2.6%)

Media (1.1%)
Comcast Corp., 3.300%, 04/01/27	2,120,000	2,397,189
The Walt Disney Co., 3.600%, 01/13/51	2,750,000	3,098,995
		5,496,184
Telecommunication (1.5%)
AT&T, Inc.
2.300%, 06/01/27	650,000	680,740
3.550%, 09/15/55 (e)	2,212,000	2,143,810
3.650%, 06/01/51	650,000	655,623
Crown Castle Towers LLC, 3.222%, 05/15/42 (e)	2,375,000	2,409,667
Verizon Communications, Inc., 1.380%, 05/15/25 (3-Month USD LIBOR + 1.100%) (b)	1,500,000	1,532,337
		7,422,177
Consumer Cyclical (1.9%)

Auto/Truck Parts & Equipment — Original (1.6%)
Ford Motor Credit Co. LLC, 5.750%, 02/01/21	2,190,000	2,203,687
General Motors Financial Co., Inc., 1.118%, 04/09/21 (3-Month USD LIBOR + 0.850%) (b)	1,650,000	1,649,216
Hyundai Capital America
2.850%, 11/01/22 (e)	3,000,000	3,102,360
3.250%, 09/20/22 (e)	625,000	650,163
		7,605,426
Retail (0.3%)
AutoZone, Inc., 3.625%, 04/15/25	1,375,000	1,533,258

Consumer, Non-cyclical (3.9%)

Agricultural Operations (0.2%)
Bunge, Ltd. Finance Corp., 1.630%, 08/17/25	1,000,000	1,004,374

Agricultural Products (0.3%)
Altria Group, Inc., 5.800%, 02/14/39	955,000	1,222,125

Drugstore Chains (0.8%)
CVS Pass-Through Trust
5.298%, 01/11/27 (e)	888,288	952,980
5.880%, 01/10/28	317,331	356,980
6.036%, 12/10/28	1,932,792	2,197,430
6.943%, 01/10/30	498,987	595,198
		4,102,588
Food (0.3%)
Ingredion, Inc., 3.900%, 06/01/50	1,160,000	1,304,690

Health Care Products (0.6%)
Dentsply Sirona, Inc., 3.250%, 06/01/30	2,465,000	2,679,902

Pharmaceuticals (1.5%)
Johnson & Johnson, 2.250%, 09/01/50	1,750,000	1,746,217
McKesson Corp., 3.650%, 11/30/20	1,275,000	1,281,896
Upjohn, Inc.
2.300%, 06/22/27 (e)	1,400,000	1,449,758

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

3.850%, 06/22/40 (e)	$1,000,000	$1,080,084
Zoetis, Inc., 3.000%, 05/15/50	1,800,000	1,928,842
		7,486,797
Public Thoroughfares (0.2%)
Transurban Finance Co. Pty, Ltd., 2.450%, 03/16/31 (e) (f)	1,100,000	1,120,546

Energy (8.2%)
Oil & Gas (0.6%)
Equinor ASA, 3.000%, 04/06/27 (f)	2,800,000	3,085,067

Oil, Gas & Consumable Fuels (2.0%)
HollyFrontier Corp., 2.625%, 10/01/23	1,700,000	1,700,476
Marathon Petroleum Corp., 5.850%, 12/15/45	2,270,000	2,577,686
Noble Energy, Inc., 3.900%, 11/15/24	2,035,000	2,226,619
The Williams Cos., Inc., 3.350%, 08/15/22	628,000	651,477
Valero Energy Corp., 1.403%, 09/15/23 (3-Month USD LIBOR + 1.150%) (b)	2,500,000	2,491,425
		9,647,683
Pipelines (5.6%)
Boardwalk Pipelines L.P.
3.400%, 02/15/31	450,000	441,070
4.450%, 07/15/27	538,000	579,397
4.800%, 05/03/29	1,095,000	1,193,247
4.950%, 12/15/24	1,000,000	1,097,945
El Paso Natural Gas Co. LLC, 8.375%, 06/15/32	675,000	929,267
Enterprise Products Operating LLC, 3.024%, 06/01/67 (3-Month USD LIBOR + 2.778%) (b)	2,180,000	1,678,600
EQM Midstream Partners L.P., 6.500%, 07/15/48	975,000	918,323
Gray Oak Pipeline LLC
2.600%, 10/15/25 (e)	1,400,000	1,404,820
3.450%, 10/15/27 (e)	1,525,000	1,558,161
Kinder Morgan Energy Partners L.P., 5.800%, 03/01/21	1,000,000	1,021,780
MPLX L.P.
1.342%, 09/09/22 (3-Month USD LIBOR + 1.100%) (b)	2,230,000	2,230,090
5.250%, 01/15/25	2,450,000	2,533,977
5.500%, 02/15/49	1,700,000	1,909,312
Sabine Pass Liquefaction LLC, 4.500%, 05/15/30 (e)	825,000	929,323
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,391,627
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,545,720
Western Midstream Operating L.P.
3.950%, 06/01/25	2,250,000	2,114,550
6.250%, 02/01/50	1,665,000	1,542,206
		27,019,415
Financial (14.7%)
Banks (9.6%)
Athene Global Funding, 3.000%, 07/01/22 (e)	1,275,000	1,316,669
Bank of America Corp., 3.974%, 02/07/30 (3-Month USD LIBOR + 1.210%) (b)	4,040,000	4,681,528
BBVA USA
3.500%, 06/11/21	850,000	865,410
3.875%, 04/10/25	2,500,000	2,682,380
Citibank NA, 0.853%, 05/20/22 (3-Month USD LIBOR + 0.600%) (b)	3,650,000	3,659,688
Citizens Bank NA/Providence, 1.168%, 03/29/23 (3-Month USD LIBOR + 0.950%) (b)	3,150,000	3,183,615
Discover Bank, 3.450%, 07/27/26	1,900,000	2,079,925
HSBC Holdings PLC, 3.262%, 03/13/23 (3-Month USD LIBOR + 1.055%) (b) (f)	1,875,000	1,938,421
JPMorgan Chase & Co.
3.540%, 05/01/28 (3-Month USD LIBOR + 1.380%) (b)	1,500,000	1,689,597
3.545%, 01/01/21 (3-Month USD LIBOR + 3.320%) (b)	1,700,000	1,572,840
3.738%, 10/30/20 (3-Month USD LIBOR + 3.470%) (b)	734,000	703,808
4.600%, 02/01/25 (b)	1,175,000	1,151,500
Midwest Connector Capital Co. LLC, 3.625%, 04/01/22 (e)	2,300,000	2,317,147
Morgan Stanley
3.125%, 07/27/26	800,000	885,649
5.500%, 07/28/21	740,000	770,972
Regions Financial Corp., 3.800%, 08/14/23	1,675,000	1,816,083
Synovus Financial Corp., 3.125%, 11/01/22	2,580,000	2,647,725
The Goldman Sachs Group, Inc., 1.041%, 10/31/22 (3-Month USD LIBOR + 0.780%) (b)	1,050,000	1,054,434
Truist Bank, 0.870%, 05/17/22 (3-Month USD LIBOR + 0.590%) (b)	2,850,000	2,868,575
Truist Financial Corp., 5.050%, 12/15/24 (3-Month USD LIBOR + 3.102%) (b)	1,770,000	1,685,872
US Bancorp
3.000%, 07/30/29	765,000	850,790

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%) (b)	$800,000	$864,972
Wells Fargo & Co.
2.393%, 06/02/28 (b)	4,125,000	4,303,527
3.000%, 10/23/26	1,100,000	1,202,401
		46,793,528
Diversified Financial Services (1.9%)
Block Financial LLC, 4.125%, 10/01/20	2,050,000	2,050,000
DY7 Leasing LLC, 2.578%, 12/10/25	54,996	57,627
Helios Leasing I LLC, 1.825%, 05/16/25	63,387	65,111
Pine Street Trust I, 4.572%, 02/15/29 (e)	1,450,000	1,683,515
Raymond James Financial, Inc., 4.650%, 04/01/30	1,375,000	1,672,735
The Charles Schwab Corp., 4.625%, 03/01/22 (3-Month USD LIBOR + 3.315%) (b)	2,200,000	2,189,000
USAA Capital Corp., 1.500%, 05/01/23 (e)	1,250,000	1,281,873
		8,999,861
Insurance (2.7%)
AIG Global Funding, 0.800%, 07/07/23 (e)	1,390,000	1,397,288
Brown & Brown, Inc., 2.375%, 03/15/31	1,100,000	1,106,765
Equitable Financial Life Global Funding, 1.400%, 07/07/25 (e)	2,450,000	2,501,193
Kemper Corp., 2.400%, 09/30/30	2,785,000	2,755,743
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (e)	2,500,000	2,927,048
Unum Group, 5.750%, 08/15/42	2,310,000	2,667,354
		13,355,391
Real Estate Investment Trust — Office Property (0.4%)
SL Green Operating Partnership L.P., 1.260%, 08/16/21 (3-Month USD LIBOR + 0.980%) (b)	2,000,000	1,985,809

Real Estate Investment Trust — Residential (0.1%)
UDR, Inc., 4.000%, 10/01/25	400,000	448,549

Health Care (1.4%)

Health Care Providers & Services (1.0%)
NYU Langone Hospitals, 4.428%, 07/01/42	1,480,000	1,738,041
Sinai Health System, 3.034%, 01/20/36	1,285,000	1,420,613
The New York and Presbyterian Hospital
2.256%, 08/01/40	1,163,000	1,109,020
2.606%, 08/01/60	650,000	630,246
		4,897,920
Medical Products/Supplies (0.4%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	1,985,000	2,003,601

Industrials (1.0%)

Aerospace & Defense (0.2%)
General Dynamics Corp., 3.000%, 05/11/21	1,150,000	1,169,212

Machinery (0.3%)
Westinghouse Air Brake Technologies Corp., 3.200%, 06/15/25	1,350,000	1,423,112

Transportation (0.5%)
CSX Corp.
4.250%, 11/01/66	1,085,000	1,345,843
4.750%, 11/15/48	625,000	829,742
		2,175,585
Technology (1.7%)

Computers (1.7%)
Apple, Inc.
0.750%, 05/11/23	965,000	974,844
1.125%, 05/11/25	2,435,000	2,491,862
Dell International LLC / EMC Corp., 5.300%, 10/01/29 (e)	1,475,000	1,691,676
Leidos, Inc.
2.950%, 05/15/23 (e)	1,950,000	2,039,856
3.625%, 05/15/25 (e)	975,000	1,081,421
		8,279,659
Transportation (3.3%)

Airlines (3.3%)
Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 11/15/22 (e) (f)	687,372	629,226
Air Canada 2017-1 Class A Pass Through Trust, 3.550%, 07/15/31 (e) (f)	1,952,280	1,609,119
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 07/15/22 (e)	641,452	593,759
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	921,866	636,814

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/26	$696,500	$490,896
British Airways 2019-1 Class A Pass Through Trust, 3.350%, 12/15/30 (e)	1,428,802	1,187,523
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	1,225,728	1,127,795
Delta Air Lines 2020 Class A Pass Through Trust, 2.500%, 12/10/29	1,900,000	1,707,168
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.950%, 07/15/23	1,754,603	1,582,733
JetBlue 2020-1 Class A Pass Through Trust, 4.000%, 05/15/34	860,000	889,859
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	381,517	350,497
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	1,472,063	1,370,248
United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/27	919,479	700,210
United Airlines 2019-2 Class B Pass Through Trust, 3.500%, 11/01/29	1,515,000	1,108,402
US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	1,624,408	1,491,560
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,029,865	869,080
		16,344,889
Utilities (10.3%)
Electric Companies (0.5%)
Indianapolis Power & Light Co., 4.700%, 09/01/45 (e)	1,900,000	2,411,477

Electric Utilities (6.1%)
Cleco Corporate Holdings LLC, 3.743%, 05/01/26	1,125,000	1,200,212
Entergy Mississippi LLC, 3.250%, 12/01/27	1,100,000	1,196,277
Entergy Texas, Inc., 3.450%, 12/01/27	1,885,000	2,048,746
Eversource Energy, 3.800%, 12/01/23	2,400,000	2,631,986
Exelon Generation Co. LLC, 3.250%, 06/01/25	2,950,000	3,225,057
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	2,000,000	2,584,242
IPALCO Enterprises, Inc., 3.700%, 09/01/24	1,175,000	1,277,542
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	2,268,238
Pacific Gas and Electric Co., 1.750%, 06/16/22	2,000,000	2,002,403
PacifiCorp, 3.300%, 03/15/51	1,410,000	1,573,436
PPL Capital Funding, Inc., 2.885%, 03/30/67 (3-Month USD LIBOR + 2.665%) (b)	2,175,000	1,712,813
The AES Corp., 3.300%, 07/15/25 (e)	1,825,000	1,944,282
Vistra Operations Co. LLC, 3.700%, 01/30/27 (e)	2,550,000	2,681,742
Xcel Energy, Inc., 3.500%, 12/01/49	3,040,000	3,377,133
		29,724,109
Electric — Integrated (1.9%)
Ameren Corp., 3.500%, 01/15/31	2,150,000	2,457,512
Exelon Corp., 4.700%, 04/15/50	1,410,000	1,793,269
Florida Power & Light Co.
0.641%, 07/28/23 (3-Month USD LIBOR + 0.380%) (b)	3,200,000	3,202,333
2.850%, 04/01/25	1,450,000	1,589,736
		9,042,850
Gas Utilities (1.8%)
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,800,000	1,969,757
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	2,605,000	2,925,281
4.400%, 05/30/47	775,000	937,586
The East Ohio Gas Co.
1.300%, 06/15/25 (e)	1,380,000	1,406,643
3.000%, 06/15/50 (e)	1,685,000	1,709,399
		8,948,666
Total corporate obligations (cost: $231,843,947)		240,258,925

Total long-term debt securities (cost: $464,529,818)		481,343,091

	Shares
Short-Term Securities (0.8%)

Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.027%	3,745,697	3,745,697
Total short-term securities (cost: $3,745,697)		3,745,697

Total investments in securities (cost: $468,275,515) (g)		485,088,788
Cash and other assets in excess of liabilities (0.5%)		2,533,594

Total net assets (100.0%)		$487,622,382

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Variable rate security.
(c)	Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2020, securities with an aggregate market value of $1,586,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
5 Year U.S. Treasury Note	December 2020	180	Long	$22,657,935	$22,685,625	$27,690
10 Year U.S. Ultra	December 2020	128	Short	(20,427,670)	(20,470,000)	(42,330)
U.S. Long Bond	December 2020	267	Long	47,225,343	47,067,094	(158,249)
U.S. Ultra Bond	December 2020	58	Short	(12,956,051)	(12,865,125)	90,926
					$36,417,594	$(81,963)

(e)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.
(f)	Foreign security: The Fund held 2.5% of net assets in foreign securities at September 30, 2020.
(g)	At September 30, 2020 the cost of investments for federal income tax purposes was $468,355,855. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$24,035,197
Gross unrealized depreciation	(7,384,227)
Net unrealized appreciation	$16,650,970

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund
Investments in Securities

September 30, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (29.3%)
Government Obligations (2.6%)
U.S. Government Agencies and Obligations (2.6%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.1%)
3.000%, 09/01/43	$101,773	$108,416
3.500%, 10/01/44	144,851	154,764
3.500%, 11/01/44	139,401	148,867
3.500%, 12/01/44	149,839	160,184
		572,231
Federal National Mortgage Association (FNMA) (0.1%)
3.000%, 04/01/43	164,579	175,357
3.000%, 05/01/43	63,082	67,030
3.000%, 06/01/43	215,002	229,134
3.500%, 08/01/42	90,103	99,416
3.500%, 02/01/43	103,626	116,608
		687,545
U.S. Treasury (2.4%)
U.S. Treasury Note, 2.625%, 12/15/21 (b)	15,000,000	15,448,828
Total government obligations (cost: $16,147,729)		16,708,604

Other Mortgage-Backed Securities (0.3%)
Commercial Mortgage-Backed Securities (0.3%)
Bank 2019-BNK18, 3.584%, 05/15/62	1,500,000	1,733,293
Total other mortgage-backed securities (cost: $1,544,359)		1,733,293

Corporate Obligations (26.4%)

Basic Materials (0.2%)
Chemicals (0.2%)
Nutrien, Ltd., 3.000%, 04/01/25 (c)	1,000,000	1,081,984

Mining (0.0%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (c)	122,000	126,056

Communications (1.8%)
Cable/Satellite TV (0.4%)
Comcast Corp.
4.200%, 08/15/34 (b)	500,000	622,830
4.650%, 07/15/42 (b)	250,000	326,205
6.400%, 05/15/38	1,000,000	1,513,903
		2,462,938
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
3.550%, 09/15/55 (d)	1,405,000	1,361,688
4.100%, 02/15/28	803,000	929,630
4.350%, 06/15/45	65,000	72,827
4.500%, 05/15/35	1,000,000	1,180,645
Verizon Communications, Inc., 5.250%, 03/16/37	1,000,000	1,384,859
		4,929,649
Internet & Catalog Retail (0.2%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	1,245,027

Media (0.2%)
ViacomCBS, Inc.
3.500%, 01/15/25	750,000	821,118
4.000%, 01/15/26	250,000	280,730
		1,101,848
Telecommunication (0.2%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (d)	1,000,000	1,070,537
Vodafone Group PLC, 4.125%, 05/30/25 (c)	500,000	570,144
		1,640,681

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

Wireless Telecommunication Services (0.0%)
Rogers Communications, Inc., 4.100%, 10/01/23 (c)	$250,000	$274,229

Consumer Cyclical (0.8%)
Auto/Truck Parts & Equipment — Original (0.1%)
Harley-Davidson Financial Services, Inc., 3.550%, 05/21/21 (d)	575,000	583,540

Food & Staples Retailing (0.2%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	1,227,245

Home Furnishings (0.2%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,117,088

Retail (0.3%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	1,101,143
Target Corp., 3.500%, 07/01/24 (b)	750,000	829,555
		1,930,698
Consumer Staples (0.8%)
Beverages (0.1%)
The Coca-Cola Co., 3.200%, 11/01/23 (b)	500,000	543,703

Consumer Products — Miscellaneous (0.1%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d)	750,000	811,374

Food Products (0.2%)
General Mills, Inc., 4.150%, 02/15/43	1,000,000	1,229,104

Household Products (0.2%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	1,284,160

Personal Care (0.2%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,257,702

Consumer, Non-cyclical (1.6%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	1,165,075

Commercial Service — Finance (0.0%)
Moody's Corp., 4.875%, 02/15/24	250,000	282,551

Diagnostic Equipment (0.4%)
Abbott Laboratories
3.875%, 09/15/25	750,000	856,985
4.750%, 11/30/36	1,000,000	1,338,518
4.750%, 04/15/43	250,000	340,965
		2,536,468
Drugstore Chains (0.0%)
CVS Pass-Through Trust, 6.943%, 01/10/30	152,130	181,463
Food (0.4%)
Mars, Inc., 3.950%, 04/01/49 (d)	1,000,000	1,210,581
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,326,915
		2,537,496
Pharmaceuticals (0.6%)
AbbVie, Inc., 3.800%, 03/15/25 (d)	670,000	742,924
Bristol-Myers Squibb Co., 3.875%, 08/15/25	1,000,000	1,140,165
Novartis Capital Corp., 3.400%, 05/06/24 (b)	500,000	551,550
Takeda Pharmaceutical Co., Ltd., 5.000%, 11/26/28 (c)	1,000,000	1,242,891
		3,677,530
Energy (3.1%)
Oil & Gas (0.7%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	1,062,699
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	1,185,706
Cimarex Energy Co., 3.900%, 05/15/27	1,000,000	1,007,826
Valero Energy Corp., 4.350%, 06/01/28	1,000,000	1,123,122
		4,379,353
Oil, Gas & Consumable Fuels (0.8%)
Chevron Corp., 3.191%, 06/24/23 (b)	250,000	267,161
EOG Resources, Inc., 2.625%, 03/15/23	250,000	260,523
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	801,782

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

Noble Energy, Inc., 3.900%, 11/15/24	$1,000,000	$1,094,162
Phillips 66, 4.650%, 11/15/34	1,000,000	1,194,314
Total Capital International SA, 3.750%, 04/10/24 (c)	750,000	828,549
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	1,082,291
		5,528,782
Pipelines (1.6%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,153,455
Energy Transfer Operating L.P., 4.900%, 03/15/35	1,000,000	984,361
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	307,263
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (d)	1,000,000	1,137,546
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	884,205
Magellan Midstream Partners L.P., 4.200%, 10/03/47	1,000,000	1,034,838
MPLX L.P., 5.250%, 01/15/25	500,000	517,138
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	261,652
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (d)	1,500,000	1,648,125
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	1,050,036
The Williams Cos., Inc.
3.750%, 06/15/27	500,000	548,677
4.300%, 03/04/24	500,000	546,780
		10,074,076
Financial (8.2%)
Banks (3.2%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	799,098
Bank of America Corp.
3.950%, 04/21/25	1,000,000	1,110,836
4.183%, 11/25/27	1,000,000	1,145,718
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%) (e)	1,000,000	1,218,612
5.700%, 01/24/22	250,000	267,273
Barclays Bank PLC, 2.650%, 01/11/21 (c)	1,000,000	1,004,066
Capital One Financial Corp.
4.250%, 04/30/25	1,500,000	1,701,740
4.750%, 07/15/21	250,000	258,669
Citigroup, Inc.
3.300%, 04/27/25	750,000	824,565
3.980%, 03/20/30 (3-Month USD LIBOR + 1.338%) (e)	1,000,000	1,151,155
Discover Bank, 4.250%, 03/13/26	500,000	569,032
Fifth Third Bank, 3.950%, 07/28/25	1,000,000	1,143,865
JPMorgan Chase & Co., 3.125%, 01/23/25	1,000,000	1,090,856
KeyBank NA, 3.180%, 10/15/27	1,000,000	1,041,536
PNC Bank NA
2.450%, 07/28/22	1,000,000	1,035,999
3.800%, 07/25/23	250,000	272,282
4.050%, 07/26/28	1,000,000	1,169,336
Regions Financial Corp., 3.800%, 08/14/23	2,000,000	2,168,458
Synchrony Bank, 3.000%, 06/15/22	1,000,000	1,031,984
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	1,125,809
Truist Bank, 2.750%, 05/01/23	250,000	263,662
		20,394,551
Capital Markets (0.3%)
E*TRADE Financial Corp., 2.950%, 08/24/22	1,000,000	1,041,798
The Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%) (e)	1,000,000	1,147,232
		2,189,030
Diversified Financial Services (1.1%)
American Express Credit Corp., 3.300%, 05/03/27	1,000,000	1,129,476
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,095,343
Discover Financial Services, 3.750%, 03/04/25	1,000,000	1,085,892
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	1,114,679
Pine Street Trust I, 4.572%, 02/15/29 (d)	1,500,000	1,741,567
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	723,625
		6,890,582
Insurance (1.5%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	1,109,120
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	500,000	564,538
First American Financial Corp., 4.600%, 11/15/24	750,000	830,736
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	822,179
Manulife Financial Corp., 4.150%, 03/04/26 (c)	750,000	879,705
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	1,289,758

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	$250,000	$262,648
Old Republic International Corp., 4.875%, 10/01/24	750,000	851,369
Pacific Life Insurance Co., 4.300%, 10/24/67 (3-Month USD LIBOR + 2.796%) (d) (e)	1,000,000	1,073,076
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	788,575
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,137,098
		9,608,802
Property / Casualty Insurance (0.2%)
Arch Capital Finance LLC, 4.011%, 12/15/26 (b)	1,000,000	1,160,724

Real Estate Investment Trust — Diversified (0.2%)
Retail Properties of America, Inc., 4.000%, 03/15/25 (b)	1,000,000	990,982

Real Estate Investment Trust — Health Care (0.8%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	1,092,866
Healthcare Trust of America Holdings L.P., 3.750%, 07/01/27	1,000,000	1,112,404
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	1,048,895
Welltower, Inc., 4.125%, 03/15/29	1,500,000	1,702,075
		4,956,240
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	602,501

Real Estate Investment Trust — Residential (0.1%)
UDR, Inc., 4.000%, 10/01/25	750,000	841,030

Real Estate Investment Trust — Shopping Centers (0.0%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	260,841

Real Estate Investment Trust — Single Tenant (0.2%)
Office Properties Income Trust, 4.500%, 02/01/25	750,000	758,825
Tanger Properties L.P., 3.875%, 12/01/23	500,000	502,856
		1,261,681
Real Estate Investment Trust — Storage (0.1%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	549,416

Specialized REITs (0.4%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	1,107,391
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	1,098,380
Goodman US Finance Four LLC, 4.500%, 10/15/37 (d)	500,000	575,646
Healthpeak Properties, Inc., 4.250%, 11/15/23	13,000	14,192
		2,795,609
Health Care (1.6%)
Health Care Providers & Services (0.6%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	1,117,106
Anthem, Inc., 4.375%, 12/01/47	1,000,000	1,224,825
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	273,241
UnitedHealth Group, Inc.
2.750%, 02/15/23 (b)	250,000	262,450
3.750%, 07/15/25 (b)	1,000,000	1,141,371
		4,018,993
Pharmaceuticals (1.0%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	1,108,397
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	537,610
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,117,508
Eli Lilly & Co., 3.950%, 05/15/47	1,000,000	1,253,505
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,457,220
Mylan, Inc., 4.200%, 11/29/23	500,000	546,962
		6,021,202
Industrials (3.7%)
Aerospace & Defense (0.9%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	1,121,634
L3Harris Technologies, Inc., 3.832%, 04/27/25	1,000,000	1,117,572
Raytheon Technologies Corp.
3.700%, 12/15/23 (d)	500,000	544,037
4.050%, 05/04/47	1,000,000	1,194,073
4.125%, 11/16/28	1,500,000	1,776,188
		5,753,504

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

Air Freight & Logistics (0.2%)
FedEx Corp., 4.400%, 01/15/47	$1,000,000	$1,181,321

Building Products (0.2%)
CRH America Finance, Inc., 4.400%, 05/09/47 (d)	1,000,000	1,143,606

Containers & Packaging (0.2%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	1,172,168

Electrical Equipment (0.2%)
Flex. Ltd., 4.750%, 06/15/25 (c)	1,000,000	1,124,846

Electronic Parts Distributions (0.2%)
Avnet, Inc., 3.750%, 12/01/21	1,500,000	1,543,056

Environmental Control (0.4%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	1,178,092
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	1,211,154
		2,389,246
Industrial Conglomerates (0.2%)
3M Co., 3.625%, 10/15/47	1,000,000	1,174,565

Machinery (0.3%)
Caterpillar Financial Services Corp.
2.850%, 05/17/24	1,000,000	1,077,952
3.750%, 11/24/23 (b)	750,000	827,980
		1,905,932
Miscellaneous Manufacturing (0.4%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	1,134,467
Textron, Inc.
3.875%, 03/01/25	750,000	821,857
4.300%, 03/01/24	500,000	543,938
		2,500,262
Road & Rail (0.0%)
Kansas City Southern, 4.300%, 05/15/43	250,000	264,110

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	385,735
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.900%, 02/01/24 (d)	1,000,000	1,089,280
		1,475,015
Trucking & Leasing (0.3%)
GATX Corp.
3.250%, 03/30/25	1,000,000	1,064,809
4.550%, 11/07/28	1,000,000	1,171,898
		2,236,707
Information Technology (1.1%)
Communications Equipment (0.3%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	558,675
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,344,121
		1,902,796
Computers (0.2%)
Apple, Inc., 4.375%, 05/13/45 (b)	1,000,000	1,339,759

Interactive Media & Services (0.1%)
eBay, Inc., 3.450%, 08/01/24	750,000	820,448

IT Services (0.1%)
Global Payments, Inc., 4.800%, 04/01/26	750,000	875,625

Software (0.4%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,126,701
Oracle Corp., 3.800%, 11/15/37	1,000,000	1,173,209
		2,299,910
Materials (0.7%)
Chemicals (0.5%)
The Dow Chemical Co., 3.500%, 10/01/24	496,000	543,497
The Mosaic Co., 5.450%, 11/15/33	200,000	232,666
The Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	1,122,248

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

Yara International ASA, 4.750%, 06/01/28 (c) (d)	$1,000,000	$1,171,818
		3,070,229
Construction Materials (0.2%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	1,161,922

Transportation (0.4%)
Airlines (0.2%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	786,862	662,890
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 12/20/25 (d)	654,917	630,377
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	175,701	169,539
		1,462,806
Transport — Rail (0.2%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	547,701
Union Pacific Corp., 3.750%, 03/15/24	500,000	548,112
		1,095,813
Utilities (2.4%)
Electric Utilities (1.2%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	1,176,691
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,242,557
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	1,161,688
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	262,665
Northern States Power Co., 3.750%, 12/01/47	1,000,000	1,192,579
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	827,130
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	1,178,730
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	266,231
		7,308,271
Electric — Integrated (0.0%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	272,585

Gas Utilities (0.7%)
National Fuel Gas Co., 4.750%, 09/01/28	1,000,000	1,050,321
ONEOK, Inc.
4.000%, 07/13/27	500,000	520,214
4.350%, 03/15/29	1,500,000	1,565,996
Washington Gas Light Co., 3.796%, 09/15/46	1,000,000	1,151,308
		4,287,839
Multi-Utilities (0.2%)
Dominion Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	269,954
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,105,213
		1,375,167
Water Utilities (0.3%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	1,180,963
Aquarion Co., 4.000%, 08/15/24 (d)	500,000	546,647
		1,727,610
Total corporate obligations (cost: $149,554,750)		168,617,122
Total long-term debt securities (cost: $167,246,838)		187,059,019

	Shares/ Principal	Value(a)
Mutual Funds (35.1%)
Investment Companies (35.1%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	44,500	5,994,595
SFT Index 500 Fund (f)	14,224,618	199,672,172
SPDR S&P 500 ETF Trust (b)	36,170	12,112,971
Vanguard S&P 500 ETF	20,175	6,206,839
Total mutual funds (cost: $123,653,387)		223,986,577

Short-Term Securities (35.1%)
Investment Companies (35.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.027%	224,428,269	224,428,269
Total short-term securities (cost: $224,428,269)		224,428,269
Total investments excluding purchased options (99.5%) (cost: $515,328,494)		635,473,865
Total purchased options outstanding (0.0%) (cost: $1,254,556)		301,730

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund
Investments in Securities – continued

Total investments in securities (cost: $516,583,050) (g)	$635,775,595
Cash and other assets in excess of liabilities (0.5%)	3,016,486
Total net assets (100.0%)	$638,792,081

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2020, securities with an aggregate market value of $29,500,541 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
5 Year U.S. Treasury Note	December 2020	56	Short	$(7,054,550)	$(7,057,750)	$(3,200)
10 Year U.S. Ultra	December 2020	4	Short	(635,803)	(639,688)	(3,885)
S&P 500 E-Mini Index Future	December 2020	86	Long	14,298,370	14,413,600	115,230
U.S. Long Bond	December 2020	25	Short	(4,369,271)	(4,407,031)	(37,760)
U.S. Ultra Bond	December 2020	10	Short	(2,182,442)	(2,218,125)	(35,683)
					$91,006	$34,702

(c)	Foreign security: The Fund held 1.3% of net assets in foreign securities at September 30, 2020.
(d)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.
(e)	Variable rate security.
(f)	Affiliated security.
(g)	At September 30, 2020 the cost of investments for federal income tax purposes was $515,689,640. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$120,347,907
Gross unrealized depreciation	(228,145)
Net unrealized appreciation	$120,119,762

Put Options Purchased:

The Fund had the following put options purchased open at September 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$27	October 2020	2,321	$232,100	$185,680
CBOE Volatility Index	26	October 2020	2,321	232,100	116,050
					$301,730

Put Options Written:

The Fund had the following put options written open at September 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$15	October 2020	179	$17,900	$(895)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities

September 30, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.1%)
Communication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	9,667	$178,259

Consumer Discretionary (16.7%)
Auto Components (1.4%)
Adient PLC (b) (c)	9,117	157,997
Dana, Inc.	14,031	172,862
Delphi Technologies PLC (b) (c)	8,385	140,113
Fox Factory Holding Corp. (b)	4,024	299,104
Gentex Corp.	23,868	614,601
Lear Corp.	5,297	577,638
The Goodyear Tire & Rubber Co.	22,628	173,557
Visteon Corp. (b)	2,700	186,894
		2,322,766
Automobiles (0.5%)
Harley-Davidson, Inc.	14,882	365,204
Thor Industries, Inc.	5,360	510,594
		875,798
Distributors (0.8%)
Pool Corp.	3,892	1,302,030

Diversified Consumer Services (1.2%)
Adtalem Global Education, Inc. (b)	5,037	123,608
Graham Holdings Co. - Class B	458	185,082
Grand Canyon Education, Inc. (b)	4,591	367,004
H&R Block, Inc.	18,733	305,161
Service Corp. International/US	17,113	721,826
Strategic Education, Inc.	2,370	216,784
WW International, Inc. (b)	4,557	85,991
		2,005,456
Hotels, Restaurants & Leisure (4.2%)
Boyd Gaming Corp.	7,788	239,014
Caesars Entertainment, Inc. (b)	19,370	1,085,882
Choice Hotels International, Inc.	2,795	240,258
Churchill Downs, Inc.	3,447	564,688
Cracker Barrel Old Country Store, Inc.	2,294	263,030
Dunkin' Brands Group, Inc.	7,990	654,461
Jack in the Box, Inc.	2,196	174,165
Marriott Vacations Worldwide Corp.	3,987	362,059
Papa John's International, Inc.	3,186	262,144
Penn National Gaming, Inc. (b)	13,977	1,016,128
Scientific Games Corp. - Class A (b)	5,404	188,654
Six Flags Entertainment Corp.	7,326	148,718
Texas Roadhouse, Inc.	6,335	385,105
The Wendy's Co.	17,388	387,665
Wingstop, Inc.	2,874	392,732
Wyndham Destinations, Inc.	8,279	254,662
Wyndham Hotels & Resorts, Inc.	9,047	456,873
		7,076,238
Household Durables (1.7%)
Helen of Troy, Ltd. (b) (c)	2,459	475,866
KB Home	8,551	328,273
Taylor Morrison Home Corp. (b)	12,595	309,711
Tempur Sealy International, Inc. (b)	4,657	415,358
Toll Brothers, Inc.	11,151	542,607
TopBuild Corp. (b)	3,213	548,427
TRI Pointe Group, Inc. (b)	12,656	229,580
		2,849,822
Internet & Catalog Retail (0.5%)
GrubHub, Inc. (b)	8,961	648,149

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

TripAdvisor, Inc.	9,332	$182,814
		830,963
Leisure Equipment & Products (0.8%)
Brunswick Corp.	7,687	452,841
Mattel, Inc. (b)	33,688	394,150
Polaris, Inc.	5,599	528,210
		1,375,201
Media (1.4%)
AMC Networks, Inc. - Class A (b)	3,938	97,308
Cable One, Inc.	548	1,033,216
Cinemark Holdings, Inc.	10,399	103,990
John Wiley & Sons, Inc. - Class A	4,237	134,355
TEGNA, Inc.	21,263	249,840
The New York Times Co. - Class A	14,021	599,959
World Wrestling Entertainment, Inc. - Class A	4,534	183,491
		2,402,159
Multiline Retail (0.5%)
Kohl's Corp.	15,322	283,917
Nordstrom, Inc.	10,530	125,517
Ollie's Bargain Outlet Holdings, Inc. (b)	5,523	482,434
		891,868
Specialty Retail (2.7%)
Aaron's, Inc.	6,520	369,358
American Eagle Outfitters, Inc.	14,465	214,227
AutoNation, Inc. (b)	5,674	300,325
Dick's Sporting Goods, Inc.	6,326	366,149
Five Below, Inc. (b)	5,423	688,721
Foot Locker, Inc.	10,122	334,330
Lithia Motors, Inc. Class A	2,140	487,791
Murphy USA, Inc. (b)	2,635	337,991
RH (b)	1,499	573,547
Sally Beauty Holdings, Inc. (b)	10,959	95,234
Urban Outfitters, Inc. (b)	6,647	138,324
Williams-Sonoma, Inc.	7,555	683,274
		4,589,271
Textiles, Apparel & Luxury Goods (1.0%)
Carter's, Inc.	4,237	366,840
Columbia Sportswear Co.	2,879	250,415
Deckers Outdoor Corp. (b)	2,721	598,647
Skechers U.S.A., Inc. - Class A (b)	13,236	399,992
		1,615,894
Consumer Staples (3.1%)
Beverages (0.5%)
The Boston Beer Co., Inc. - Class A (b)	885	781,774

Food & Staples Retailing (0.7%)
Casey's General Stores, Inc.	3,584	636,698
Grocery Outlet Holding Corp. (b)	8,095	318,295
Sprouts Farmers Market, Inc. (b)	11,454	239,732
		1,194,725
Food Products (1.5%)
Flowers Foods, Inc.	19,111	464,971
Ingredion, Inc.	6,505	492,298
Lancaster Colony Corp.	1,898	339,362
Post Holdings, Inc. (b)	6,114	525,804
Sanderson Farms, Inc.	1,918	226,267
The Hain Celestial Group, Inc. (b)	8,113	278,276
Tootsie Roll Industries, Inc.	1,599	49,409
TreeHouse Foods, Inc. (b)	5,487	222,388
		2,598,775
Household Products (0.1%)
Energizer Holdings, Inc.	5,655	221,337

Personal Products (0.3%)
Coty, Inc. - Class A	27,491	74,226
Edgewell Personal Care Co. (b)	5,278	147,150

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Nu Skin Enterprises, Inc. - Class A	4,990	$249,949
		471,325
Consumer, Non-cyclical (0.3%)
IT Services (0.3%)
CoreLogic, Inc.	7,716	522,142

Energy (1.1%)
Energy Equipment & Services (0.1%)
ChampionX Corp. (b)	18,046	144,188

Oil, Gas & Consumable Fuels (1.0%)
Antero Midstream Corp.	27,770	149,125
Cimarex Energy Co.	9,910	241,110
CNX Resources Corp. (b)	21,832	206,094
EQT Corp.	24,822	320,949
Equitrans Midstream Corp.	39,479	333,992
Murphy Oil Corp.	14,021	125,067
World Fuel Services Corp.	6,165	130,636
WPX Energy, Inc. (b)	39,225	192,203
		1,699,176
Financial (13.1%)
Capital Markets (2.4%)
Affiliated Managers Group, Inc.	4,520	309,078
Eaton Vance Corp.	11,087	422,969
Evercore, Inc. - Class A	3,912	256,080
Factset Research Systems, Inc.	3,690	1,235,707
Federated Hermes, Inc. - Class B	9,243	198,817
Interactive Brokers Group, Inc. - Class A	7,662	370,304
Janus Henderson Group PLC (c)	14,641	318,002
SEI Investments Co.	11,808	598,902
Stifel Financial Corp.	6,658	336,628
		4,046,487
Commercial Banks (5.0%)
Associated Banc-Corp.	14,925	188,354
BancorpSouth Bank	9,363	181,455
Bank of Hawaii Corp.	3,889	196,472
Bank OZK	11,739	250,275
Cathay General Bancorp	7,268	157,570
CIT Group, Inc.	9,560	169,308
Commerce Bancshares, Inc.	9,748	548,715
Cullen/Frost Bankers, Inc.	5,419	346,545
East West Bancorp, Inc.	13,740	449,848
First Financial Bankshares, Inc.	13,793	384,963
First Horizon National Corp.	53,731	506,683
FNB Corp.	31,388	212,811
Fulton Financial Corp.	15,739	146,845
Glacier Bancorp, Inc.	9,265	296,943
Hancock Whitney Corp.	8,386	157,741
Home BancShares, Inc.	14,760	223,762
International Bancshares Corp.	5,406	140,880
PacWest Bancorp	11,338	193,653
Pinnacle Financial Partners, Inc.	7,365	262,120
Prosperity Bancshares, Inc.	8,998	466,366
Signature Bank	5,201	431,631
Sterling Bancorp	18,886	198,681
Synovus Financial Corp.	14,306	302,858
TCF Financial Corp.	14,784	345,354
Texas Capital Bancshares, Inc. (b)	4,899	152,506
Trustmark Corp.	6,159	131,864
UMB Financial Corp.	4,179	204,813
Umpqua Holdings Corp.	21,386	227,119
United Bankshares, Inc.	12,601	270,543
Valley National Bancorp	39,214	268,616
Webster Financial Corp.	8,759	231,325
Wintrust Financial Corp.	5,593	224,000
		8,470,619

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Consumer Finance (0.4%)
FirstCash, Inc.	4,024	$230,213
Navient Corp.	18,833	159,139
SLM Corp.	36,441	294,808
		684,160
Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	20,973	377,514

Diversified REITs (0.1%)
PS Business Parks, Inc.	1,877	229,726

Insurance (4.3%)
Alleghany Corp. (d)	1,382	719,262
American Financial Group, Inc.	6,964	466,449
Brighthouse Financial, Inc. (b)	9,033	243,078
Brown & Brown, Inc.	22,796	1,031,975
CNO Financial Group, Inc.	13,763	220,759
First American Financial Corp.	10,830	551,355
Genworth Financial, Inc. - Class A (b)	49,141	164,622
Kemper Corp.	5,963	398,507
Mercury General Corp.	2,580	106,735
Old Republic International Corp.	27,459	404,746
Primerica, Inc.	3,838	434,231
Reinsurance Group of America, Inc.	6,597	627,968
RenaissanceRe Holdings, Ltd. (c)	4,974	844,287
RLI Corp.	3,841	321,607
Selective Insurance Group, Inc.	5,808	299,054
The Hanover Insurance Group, Inc.	3,663	341,318
		7,175,953
Thrifts & Mortgage Finance (0.7%)
Essent Group, Ltd. (c)	10,917	404,038
LendingTree, Inc. (b)	810	248,581
New York Community Bancorp, Inc.	45,052	372,580
Washington Federal, Inc.	7,352	153,363
		1,178,562
Health Care (10.6%)
Biotechnology (1.7%)
Arrowhead Pharmaceuticals, Inc. (b)	9,934	427,758
Emergent BioSolutions, Inc. (b)	4,368	451,345
Exelixis, Inc. (b)	30,008	733,696
Ligand Pharmaceuticals, Inc. (b)	1,503	143,266
Repligen Corp. (b)	4,711	695,061
United Therapeutics Corp. (b)	4,313	435,613
		2,886,739
Health Care Equipment & Supplies (3.2%)
Avanos Medical, Inc. (b)	4,645	154,307
Cantel Medical Corp.	3,613	158,755
Globus Medical, Inc. - Class A (b)	7,315	362,239
Haemonetics Corp. (b)	4,923	429,532
Hill-Rom Holdings, Inc.	6,468	540,143
ICU Medical, Inc. (b)	1,891	345,599
Integra LifeSciences Holdings Corp. (b)	6,874	324,590
LivaNova PLC (b) (c)	4,726	213,662
Masimo Corp. (b)	4,909	1,158,818
NuVasive, Inc. (b)	4,977	241,733
Penumbra, Inc. (b)	3,220	625,904
Quidel Corp. (b)	3,707	813,242
		5,368,524
Health Care Providers & Services (3.0%)
Acadia Healthcare Co., Inc. (b)	8,639	254,678
Amedisys, Inc. (b)	3,138	741,917
Chemed Corp.	1,546	742,621
Encompass Health Corp.	9,657	627,512
HealthEquity, Inc. (b)	7,447	382,553
LHC Group, Inc. (b)	3,100	658,936
Mednax, Inc. (b)	8,299	135,108
Molina Healthcare, Inc. (b)	5,759	1,054,127

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Patterson Cos., Inc.	8,421	$202,988
Tenet Healthcare Corp. (b)	10,234	250,835
		5,051,275
Life Sciences Tools & Services (2.0%)
Bio-Techne Corp.	3,744	927,501
Charles River Laboratories International, Inc. (b)	4,825	1,092,621
Medpace Holdings, Inc. (b)	2,647	295,802
PRA Health Sciences, Inc. (b)	6,211	630,044
Syneos Health, Inc. (b)	6,786	360,744
		3,306,712
Pharmaceuticals (0.7%)
Jazz Pharmaceuticals PLC (b) (c)	5,386	767,990
Nektar Therapeutics (b)	17,373	288,218
Prestige Consumer Healthcare, Inc. (b)	4,874	177,511
		1,233,719
Industrials (16.7%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc. (b)	6,164	559,075
Curtiss-Wright Corp.	4,037	376,491
Hexcel Corp.	8,109	272,057
Mercury Systems, Inc. (b)	5,438	421,227
		1,628,850
Air Freight & Logistics (0.4%)
XPO Logistics, Inc. (b)	8,869	750,850

Airlines (0.2%)
JetBlue Airways Corp. (b)	26,456	299,746

Building Products (1.7%)
Builders FirstSource, Inc. (b)	11,335	369,748
Lennox International, Inc.	3,381	921,694
Owens Corning	10,489	721,748
Trex Co., Inc. (b)	11,241	804,856
		2,818,046
Commercial Services & Supplies (2.0%)
Clean Harbors, Inc. (b)	4,971	278,525
Healthcare Services Group, Inc.	7,227	155,597
Herman Miller, Inc.	5,717	172,425
HNI Corp.	4,144	130,039
IAA, Inc. (b)	13,008	677,327
KAR Auction Services, Inc.	12,549	180,706
MSA Safety, Inc.	3,495	468,924
Stericycle, Inc. (b)	8,884	560,225
Tetra Tech, Inc.	5,233	499,751
The Brink's Co.	4,906	201,587
		3,325,106
Construction & Engineering (1.2%)
AECOM (b)	15,576	651,700
Dycom Industries, Inc. (b)	3,067	161,999
EMCOR Group, Inc.	5,332	361,030
Fluor Corp.	12,115	106,733
KBR, Inc.	13,825	309,127
MasTec, Inc. (b)	5,448	229,905
Valmont Industries, Inc.	2,044	253,824
		2,074,318
Electrical Equipment (2.8%)
Acuity Brands, Inc.	3,839	392,922
Belden, Inc.	4,323	134,532
EnerSys	4,107	275,662
Generac Holdings, Inc. (b)	6,098	1,180,817
Hubbell, Inc.	5,266	720,599
nVent Electric PLC (c)	16,502	291,920
Regal Beloit Corp.	3,940	369,848
Sunrun, Inc. (b)	12,323	949,734
Woodward, Inc.	5,634	451,621
		4,767,655

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	5,300	$648,561

Machinery (4.3%)
AGCO Corp.	5,964	442,946
Colfax Corp. (b)	9,772	306,450
Crane Co.	4,789	240,072
Donaldson Co., Inc.	12,249	568,599
Graco, Inc.	16,190	993,256
ITT, Inc.	8,390	495,429
Kennametal, Inc.	8,053	233,054
Lincoln Electric Holdings, Inc.	5,765	530,611
Nordson Corp.	5,199	997,272
Oshkosh Corp.	6,614	486,129
Terex Corp.	6,730	130,293
The Middleby Corp. (b)	5,401	484,524
The Timken Co.	6,563	355,846
The Toro Co.	10,420	874,759
Trinity Industries, Inc.	8,642	168,519
		7,307,759
Marine (0.1%)
Kirby Corp. (b)	5,830	210,871

Professional Services (0.8%)
ASGN, Inc. (b)	5,098	324,029
FTI Consulting, Inc. (b)	3,554	376,617
Insperity, Inc.	3,504	229,477
Manpowergroup, Inc.	5,639	413,508
		1,343,631
Road & Rail (0.9%)
Avis Budget Group, Inc. (b)	5,006	131,758
Knight-Swift Transportation Holdings, Inc.	12,231	497,802
Landstar System, Inc.	3,727	467,701
Ryder System, Inc.	5,226	220,746
Werner Enterprises, Inc.	5,636	236,656
		1,554,663
Trading Companies & Distributors (0.9%)
GATX Corp.	3,399	216,686
MSC Industrial Direct Co., Inc. - Class A	4,421	279,761
Univar Solutions, Inc. (b)	16,418	277,136
Watsco, Inc.	3,183	741,289
		1,514,872
Information Technology (14.8%)
Communications Equipment (1.0%)
Ciena Corp. (b)	14,921	592,214
InterDigital, Inc.	2,929	167,129
Lumentum Holdings, Inc. (b)	7,303	548,674
NetScout Systems, Inc. (b)	7,036	153,596
ViaSat, Inc. (b)	6,227	214,147
		1,675,760
Computers & Peripherals (0.2%)
NCR Corp. (b)	12,469	276,063

Electronic Equipment, Instruments & Components (3.5%)
Arrow Electronics, Inc. (b)	7,538	592,939
Avnet, Inc.	9,592	247,857
Cognex Corp.	16,805	1,094,005
Coherent, Inc. (b)	2,355	261,240
II-VI, Inc. (b)	10,067	408,318
Jabil, Inc.	13,160	450,862
Littelfuse, Inc.	2,350	416,749
National Instruments Corp.	12,764	455,675
SYNNEX Corp.	4,001	560,380
Trimble, Inc. (b)	24,299	1,183,361
Vishay Intertechnology, Inc.	12,873	200,433
		5,871,819

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Interactive Media & Services (0.3%)
j2 Global, Inc. (b)	4,345	$300,761
Yelp, Inc. (b)	6,676	134,121
		434,882
IT Services (1.9%)
Alliance Data Systems Corp.	4,633	194,493
CACI International, Inc. - Class A (b)	2,437	519,471
LiveRamp Holdings, Inc. (b)	6,397	331,173
MAXIMUS, Inc.	5,954	407,313
Perspecta, Inc.	13,270	258,101
Sabre Corp.	30,261	196,999
Science Applications International Corp.	5,648	442,916
Teradata Corp. (b)	10,585	240,280
WEX, Inc. (b)	4,282	595,070
		3,185,816
Semiconductors & Semiconductor Equipment (4.5%)
Cirrus Logic, Inc. (b)	5,670	382,441
CMC Materials, Inc.	2,788	398,154
Cree, Inc. (b)	10,651	678,895
Enphase Energy, Inc. (b)	12,237	1,010,654
First Solar, Inc. (b)	8,239	545,422
MKS Instruments, Inc.	5,353	584,708
Monolithic Power Systems, Inc.	4,100	1,146,401
Semtech Corp. (b)	6,328	335,131
Silicon Laboratories, Inc. (b)	4,253	416,156
SolarEdge Technologies, Inc. (b)	4,867	1,160,049
Synaptics, Inc. (b)	3,314	266,512
Universal Display Corp.	4,162	752,240
		7,676,763
Software (3.4%)
ACI Worldwide, Inc. (b)	11,303	295,347
Blackbaud, Inc.	4,814	268,766
CDK Global, Inc.	11,803	514,493
Ceridian HCM Holding, Inc. (b)	12,607	1,041,969
CommVault Systems, Inc. (b)	4,505	183,804
Fair Isaac Corp. (b)	2,817	1,198,295
Manhattan Associates, Inc. (b)	6,168	588,982
Paylocity Holding Corp. (b)	3,580	577,884
PTC, Inc. (b)	10,149	839,525
Qualys, Inc. (b)	3,277	321,179
		5,830,244
Leisure and Consumer Staples (0.7%)
Food & Staples Retailing (0.3%)
BJ's Wholesale Club Holdings, Inc. (b)	13,396	556,604

Food Products (0.4%)
Darling Ingredients, Inc. (b)	15,728	566,680
Pilgrim's Pride Corp. (b)	4,739	70,919
		637,599
Materials (5.6%)
Chemicals (2.5%)
Ashland Global Holdings, Inc.	5,285	374,812
Avient Corp.	8,879	234,938
Cabot Corp.	5,483	197,552
Ingevity Corp. (b)	4,008	198,156
Minerals Technologies, Inc.	3,313	169,294
NewMarket Corp.	728	249,209
Olin Corp.	13,797	170,807
RPM International, Inc.	12,622	1,045,606
Sensient Technologies Corp.	4,090	236,157
The Chemours Co.	15,950	333,515
The Scotts Miracle-Gro Co.	3,987	609,652
Valvoline, Inc.	17,969	342,130
		4,161,828

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Construction Materials (0.2%)
Eagle Materials, Inc.	4,055	$350,028

Containers & Packaging (1.0%)
Aptargroup, Inc.	6,261	708,745
Greif, Inc. - Class A	2,524	91,394
O-I Glass, Inc.	15,242	161,413
Silgan Holdings, Inc.	7,645	281,107
Sonoco Products Co.	9,748	497,830
		1,740,489
Metals & Mining (1.6%)
Commercial Metals Co.	11,563	231,029
Compass Minerals International, Inc.	3,296	195,618
Reliance Steel & Aluminum Co.	6,192	631,832
Royal Gold, Inc.	6,370	765,483
Steel Dynamics, Inc.	19,408	555,651
United States Steel Corp. (d)	21,401	157,083
Worthington Industries, Inc.	3,502	142,811
		2,679,507
Paper & Forest Products (0.3%)
Domtar Corp.	5,360	140,807
Louisiana-Pacific Corp.	10,906	321,836
		462,643
Real Estate (8.7%)
Health Care REITs (1.4%)
Healthcare Realty Trust, Inc.	13,212	397,945
Medical Properties Trust, Inc.	51,357	905,424
Omega Healthcare Investors, Inc.	22,042	659,938
Physicians Realty Trust	20,213	362,015
		2,325,322
Hotels & Resort REITs (0.3%)
Park Hotels & Resorts, Inc.	22,880	228,571
Pebblebrook Hotel Trust	12,708	159,231
Service Properties Trust	15,984	127,073
		514,875
Industrial REITs (0.9%)
EastGroup Properties, Inc.	3,796	490,937
First Industrial Realty Trust, Inc.	12,353	491,649
Rexford Industrial Realty, Inc.	12,021	550,081
		1,532,667
Office REITs (1.5%)
Corporate Office Properties Trust	10,894	258,406
Cousins Properties, Inc.	14,428	412,497
Douglas Emmett, Inc.	16,009	401,826
Highwoods Properties, Inc.	10,089	338,688
Hudson Pacific Properties, Inc.	14,893	326,603
JBG SMITH Properties	10,914	291,840
Kilroy Realty Corp.	10,178	528,849
		2,558,709
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	5,028	480,978

Residential REITs (0.8%)
American Campus Communities, Inc.	13,366	466,741
Camden Property Trust	9,458	841,573
		1,308,314
Retail REITs (1.1%)
Brixmor Property Group, Inc.	28,792	336,579
National Retail Properties, Inc.	16,853	581,597
Spirit Realty Capital, Inc.	10,007	337,736
Taubman Centers, Inc.	5,993	199,507
The Macerich Co.	10,886	73,916
Urban Edge Properties	10,653	103,547
Weingarten Realty Investors	11,694	198,330
		1,831,212

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Specialized REITs (2.4%)
CoreSite Realty Corp.	4,147	$492,995
CyrusOne, Inc.	11,350	794,841
EPR Properties	7,245	199,238
Lamar Advertising Co. - Class A	8,389	555,100
Life Storage, Inc.	4,556	479,610
PotlatchDeltic Corp.	6,494	273,397
Rayonier, Inc.	13,257	350,515
Sabra Health Care REIT, Inc.	19,963	275,190
STORE Capital Corp.	22,151	607,602
The GEO Group, Inc.	11,783	133,619
		4,162,107
Utilities (3.6%)
Electric Utilities (0.8%)
ALLETE, Inc.	5,038	260,666
Hawaiian Electric Industries, Inc.	10,603	352,444
IDACORP, Inc.	4,900	391,510
PNM Resources, Inc.	7,735	319,688
		1,324,308
Gas Utilities (1.3%)
National Fuel Gas Co.	8,833	358,532
New Jersey Resources Corp.	9,316	251,718
ONE Gas, Inc.	5,139	354,642
Southwest Gas Holdings, Inc.	5,430	342,633
Spire, Inc.	4,999	265,947
UGI Corp.	20,231	667,218
		2,240,690
Multi-Utilities (1.0%)
Black Hills Corp.	6,093	325,915
MDU Resources Group, Inc.	19,473	438,142
NorthWestern Corp.	4,911	238,871
OGE Energy Corp.	19,439	582,976
		1,585,904
Water Utilities (0.5%)
Essential Utilities, Inc.	21,665	872,016
Total common stocks (cost: $134,737,345)		160,481,232

	Shares/ Principal
Short-Term Securities (5.0%)
Investment Companies (4.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.027%	7,356,778	7,356,778

U.S. Government Obligations (0.6%)
U.S. Treasury Bill, current rate 0.000% (d)	1,000,000	999,342
Total short-term securities (cost: $8,355,742)		8,356,120
Total investments in securities (cost: $143,093,087) (e)		168,837,352
Liabilities in excess of cash and other assets (-0.1%)		(189,490)
Total net assets (100.0%)		$168,647,862

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 2.1% of net assets in foreign securities at September 30, 2020.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2020, securities with an aggregate market value of $1,793,314 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S+P Mid 400® E-Mini Index Future	December 2020	44	Long	$8,200,522	$8,165,960	$(34,562)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

(e)	At September 30, 2020 the cost of investments for federal income tax purposes was $143,317,703. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$46,426,100
Gross unrealized depreciation	(20,941,013)
Net unrealized appreciation	$25,485,087

See accompanying notes to investments in securities.

SFT Index 500 Fund
Investments in Securities

September 30, 2020
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.5%)
Communication Services (2.0%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	226,810	$6,466,353
CenturyLink, Inc.	31,444	317,270
Verizon Communications, Inc.	131,726	7,836,380
		14,620,003
Media (0.1%)
Fox Corp. - Class A	10,940	304,460
Fox Corp. - Class B	4,986	139,458
ViacomCBS, Inc. - Class B	17,946	502,668
		946,586
Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc. - Class A (b)	18,519	2,117,833

Consumer Discretionary (14.1%)
Auto Components (0.1%)
Aptiv PLC (c)	8,562	784,964
BorgWarner, Inc.	6,542	253,437
		1,038,401
Automobiles (0.2%)
Ford Motor Co.	124,388	828,424
General Motors Co.	40,089	1,186,234
		2,014,658
Distributors (0.1%)
Genuine Parts Co.	4,510	429,217
LKQ Corp. (b)	8,911	247,102
		676,319
Entertainment (0.8%)
The Walt Disney Co.	57,524	7,137,578

Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc.	8,827	753,120

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp. (c)	16,485	250,242
Chipotle Mexican Grill, Inc. (b)	899	1,118,095
Darden Restaurants, Inc.	4,138	416,862
Domino's Pizza, Inc.	1,270	540,106
Las Vegas Sands Corp.	10,455	487,830
Marriott International, Inc. - Class A	8,465	783,690
McDonald's Corp.	23,687	5,199,060
MGM Resorts International	13,033	283,468
Norwegian Cruise Line Holdings, Ltd. (b) (c)	8,691	148,703
Royal Caribbean Cruises, Ltd. (c)	5,671	367,084
Starbucks Corp.	37,212	3,197,255
Wynn Resorts, Ltd.	3,055	219,379
Yum! Brands, Inc.	9,594	875,932
		13,887,706
Household Durables (0.4%)
DR Horton, Inc.	10,535	796,762
Garmin, Ltd. (c)	4,656	441,668
Leggett & Platt, Inc.	4,119	169,579
Lennar Corp. - Class A	8,741	713,965
Mohawk Industries, Inc. (b)	1,813	176,931
Newell Brands, Inc.	12,021	206,280
NVR, Inc. (b)	125	510,390
PulteGroup, Inc.	8,536	395,132
Whirlpool Corp.	1,935	355,827
		3,766,534
Internet & Catalog Retail (5.9%)
Amazon.com, Inc. (b)	13,552	42,671,589

See accompanying notes to investments in securities.

SFT Index 500 Fund
Investments in Securities – continued

Booking Holdings, Inc. (b)	1,324	$2,264,940
Etsy, Inc. (b)	3,798	461,951
Expedia Group, Inc.	4,281	392,525
Netflix, Inc. (b)	14,039	7,019,921
		52,810,926
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	4,035	333,775

Media (1.3%)
Charter Communications, Inc. - Class A (b)	4,762	2,973,107
Comcast Corp. - Class A	145,115	6,713,020
Discovery, Inc. - Class A (b)	5,012	109,111
Discovery, Inc. - Class C (b)	9,854	193,138
DISH Network Corp. - Class A (b)	7,853	227,973
Live Nation Entertainment, Inc. (b)	4,429	238,635
News Corp. - Class A	12,382	173,596
News Corp. - Class B	3,793	53,026
Omnicom Group, Inc.	6,812	337,194
The Interpublic Group of Cos., Inc.	12,412	206,908
		11,225,708
Multiline Retail (0.5%)
Dollar General Corp.	7,927	1,661,658
Dollar Tree, Inc. (b)	7,554	689,982
Target Corp.	15,936	2,508,645
		4,860,285
Specialty Retail (2.4%)
Advance Auto Parts, Inc.	2,199	337,546
AutoZone, Inc. (b)	755	889,118
Best Buy Co., Inc.	7,242	805,962
CarMax, Inc. (b)	5,166	474,807
L Brands, Inc.	7,404	235,521
Lowe's Cos., Inc.	24,057	3,990,094
O'Reilly Automotive, Inc. (b)	2,358	1,087,227
Ross Stores, Inc.	11,330	1,057,316
The Gap, Inc.	6,540	111,376
The Home Depot, Inc.	34,267	9,516,289
The TJX Cos., Inc.	38,169	2,124,105
Tiffany & Co.	3,354	388,561
Tractor Supply Co.	3,709	531,648
Ulta Salon Cosmetics &Fragrance, Inc. (b)	1,778	398,236
		21,947,806
Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.	11,083	174,557
NIKE, Inc. - Class B	39,628	4,974,899
PVH Corp.	2,192	130,731
Ralph Lauren Corp.	1,533	104,198
Tapestry, Inc.	8,760	136,919
Under Armour, Inc. - Class A (b)	5,924	66,526
Under Armour, Inc. - Class C (b)	6,190	60,910
VF Corp.	10,171	714,513
		6,363,253
Consumer Staples (7.2%)
Beverages (1.6%)
Brown-Forman Corp. - Class B	5,718	430,680
Constellation Brands, Inc. - Class A	5,319	1,008,004
Molson Coors Beverage Co. - Class B	5,914	198,474
Monster Beverage Corp. (b)	11,752	942,510
PepsiCo, Inc.	44,077	6,109,072
The Coca-Cola Co.	123,063	6,075,620
		14,764,360
Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	14,055	4,989,525
CVS Health Corp.	41,659	2,432,886
Sysco Corp.	16,188	1,007,217
The Kroger Co.	24,763	839,713
Walgreens Boots Alliance, Inc.	22,895	822,389

See accompanying notes to investments in securities.

SFT Index 500 Fund
Investments in Securities – continued

Walmart, Inc.	44,201	$6,184,162
		16,275,892
Food Products (1.1%)
Archer-Daniels-Midland Co.	17,687	822,269
Campbell Soup Co.	6,444	311,696
Conagra Brands, Inc.	15,549	555,255
General Mills, Inc.	19,438	1,198,936
Hormel Foods Corp.	8,932	436,685
Kellogg Co.	8,059	520,531
Lamb Weston Holdings, Inc.	4,597	304,643
McCormick & Co., Inc.	3,936	763,978
Mondelez International, Inc. - Class A	45,468	2,612,136
The Hershey Co.	4,707	674,701
The JM Smucker Co.	3,633	419,684
The Kraft Heinz Co.	20,626	617,749
Tyson Foods, Inc. - Class A	9,366	557,090
		9,795,353
Household Products (1.8%)
Church & Dwight Co., Inc.	7,806	731,500
Colgate-Palmolive Co.	27,293	2,105,655
Kimberly-Clark Corp.	10,856	1,602,997
The Clorox Co.	4,027	846,355
The Procter & Gamble Co.	79,252	11,015,235
		16,301,742
Personal Care (0.2%)
The Estee Lauder Cos., Inc. - Class A	7,131	1,556,341

Tobacco (0.7%)
Altria Group, Inc.	59,158	2,285,865
Philip Morris International, Inc.	49,573	3,717,479
		6,003,344
Energy (2.0%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	20,892	277,655
Halliburton Co.	27,964	336,966
National Oilwell Varco, Inc.	12,360	111,981
Schlumberger, Ltd. (c)	44,187	687,550
TechnipFMC PLC (c)	13,445	84,838
		1,498,990
Oil, Gas & Consumable Fuels (1.8%)
Apache Corp.	12,015	113,782
Cabot Oil & Gas Corp.	12,688	220,264
Chevron Corp.	59,442	4,279,824
Concho Resources, Inc.	6,259	276,147
ConocoPhillips	34,143	1,121,256
Devon Energy Corp.	12,185	115,270
Diamondback Energy, Inc.	4,980	149,998
EOG Resources, Inc.	18,534	666,112
Exxon Mobil Corp.	134,597	4,620,715
Hess Corp.	8,701	356,132
HollyFrontier Corp.	4,682	92,282
Kinder Morgan, Inc.	61,967	764,053
Marathon Oil Corp.	25,130	102,782
Marathon Petroleum Corp.	20,713	607,719
Noble Energy, Inc.	15,341	131,165
Occidental Petroleum Corp.	26,648	266,746
Phillips 66	13,901	720,628
Pioneer Natural Resources Co.	5,218	448,696
The Williams Cos., Inc.	38,631	759,099
Valero Energy Corp.	12,980	562,294
		16,374,964
Financial (9.5%)
Capital Markets (2.5%)
Ameriprise Financial, Inc.	3,828	589,933
BlackRock, Inc.	4,515	2,544,428
CBOE Global Markets, Inc.	3,454	303,054

See accompanying notes to investments in securities.

SFT Index 500 Fund
Investments in Securities – continued

CME Group, Inc.	11,416	$1,910,011
E*Trade Financial Corp.	7,038	352,252
Franklin Resources, Inc.	8,515	173,280
Intercontinental Exchange, Inc.	17,866	1,787,493
Invesco, Ltd. (c)	11,985	136,749
MarketAxess Holdings, Inc.	1,269	611,138
Moody's Corp.	5,139	1,489,539
Morgan Stanley	38,146	1,844,359
MSCI, Inc.	2,647	944,397
Nasdaq, Inc.	3,575	438,688
Northern Trust Corp.	6,611	515,460
Raymond James Financial, Inc.	3,854	280,417
S&P Global, Inc.	7,672	2,766,523
State Street Corp.	11,217	665,505
T Rowe Price Group, Inc.	7,225	926,390
The Bank of New York Mellon Corp.	25,943	890,883
The Charles Schwab Corp.	36,919	1,337,575
The Goldman Sachs Group, Inc.	10,953	2,201,224
		22,709,298
Commercial Banks (3.3%)
Bank of America Corp.	242,707	5,846,812
Citigroup, Inc.	66,272	2,856,986
Citizens Financial Group, Inc.	13,587	343,479
Comerica, Inc.	4,396	168,147
Fifth Third Bancorp	22,672	483,367
First Republic Bank	5,455	594,922
Huntington Bancshares, Inc.	32,384	296,961
JPMorgan Chase & Co.	97,014	9,339,538
KeyCorp	31,069	370,653
M&T Bank Corp.	4,048	372,780
People's United Financial, Inc.	13,521	139,401
Regions Financial Corp.	30,564	352,403
SVB Financial Group (b)	1,632	392,692
The PNC Financial Services Group, Inc.	13,513	1,485,214
Truist Financial Corp.	42,898	1,632,269
US Bancorp	43,636	1,564,351
Wells Fargo & Co.	131,153	3,083,407
Zions Bancorp NA	5,199	151,915
		29,475,297
Consumer Finance (0.4%)
American Express Co.	20,760	2,081,190
Capital One Financial Corp.	14,536	1,044,557
Discover Financial Services	9,754	563,586
Synchrony Financial	17,268	451,904
		4,141,237
Insurance (3.3%)
Aflac, Inc.	21,105	767,167
American International Group, Inc.	27,422	754,928
Aon PLC (c)	7,374	1,521,256
Arthur J Gallagher & Co.	6,055	639,287
Assurant, Inc.	1,855	225,030
Berkshire Hathaway, Inc. - Class B (b)	63,100	13,436,514
Chubb, Ltd. (c)	14,368	1,668,412
Cincinnati Financial Corp.	4,706	366,927
Everest Re Group, Ltd. (c)	1,252	247,320
Globe Life, Inc.	3,074	245,612
Hartford Financial Services Group, Inc.	11,402	420,278
Lincoln National Corp.	5,782	181,150
Loews Corp.	7,588	263,683
Marsh & McLennan Cos., Inc.	16,124	1,849,423
MetLife, Inc.	24,559	912,858
Principal Financial Group, Inc.	8,116	326,831
Prudential Financial, Inc.	12,574	798,700
The Allstate Corp.	9,941	935,846
The Progressive Corp.	18,634	1,764,081
The Travelers Cos., Inc.	8,059	871,903
Unum Group	6,413	107,931
Willis Towers Watson PLC (c)	4,136	863,679

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

WR Berkley Corp.	4,466	$273,096
		29,441,912
Health Care (13.7%)
Biotechnology (2.1%)
AbbVie, Inc.	56,179	4,920,719
Alexion Pharmaceuticals, Inc. (b)	6,977	798,378
Amgen, Inc.	18,644	4,738,559
Biogen, Inc. (b)	5,040	1,429,747
Gilead Sciences, Inc.	39,909	2,521,850
Incyte Corp. (b)	5,917	530,992
Regeneron Pharmaceuticals, Inc. (b)	3,326	1,861,828
Vertex Pharmaceuticals, Inc. (b)	8,292	2,256,419
		19,058,492
Health Care Equipment & Supplies (3.9%)
Abbott Laboratories	56,361	6,133,768
ABIOMED, Inc. (b)	1,425	394,810
Align Technology, Inc. (b)	2,343	767,004
Baxter International, Inc.	16,114	1,295,888
Becton Dickinson and Co.	9,227	2,146,938
Boston Scientific Corp. (b)	45,542	1,740,160
Danaher Corp.	20,099	4,327,918
Dentsply Sirona, Inc.	6,936	303,311
DexCom, Inc. (b)	3,100	1,277,913
Edwards Lifesciences Corp. (b)	19,791	1,579,718
Hologic, Inc. (b)	8,244	547,979
IDEXX Laboratories, Inc. (b)	2,688	1,056,680
Intuitive Surgical, Inc. (b)	3,756	2,665,032
Medtronic PLC (c)	42,790	4,446,737
ResMed, Inc.	4,629	793,549
STERIS PLC (c)	2,745	483,641
Stryker Corp.	10,362	2,159,130
Teleflex, Inc.	1,454	494,971
The Cooper Cos., Inc.	1,566	527,930
Varian Medical Systems, Inc. (b)	2,861	492,092
West Pharmaceutical Services, Inc.	2,330	640,517
Zimmer Biomet Holdings, Inc.	6,583	896,210
		35,171,896
Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	4,612	446,995
Anthem, Inc.	8,006	2,150,331
Cardinal Health, Inc.	9,303	436,776
Centene Corp. (b)	18,446	1,075,955
Cigna Corp.	11,689	1,980,233
DaVita, Inc. (b)	2,402	205,731
HCA Healthcare, Inc.	8,393	1,046,439
Henry Schein, Inc. (b)	4,483	263,511
Humana, Inc.	4,212	1,743,305
Laboratory Corp. of America Holdings (b)	3,084	580,625
McKesson Corp.	5,187	772,500
Quest Diagnostics, Inc.	4,227	483,949
UnitedHealth Group, Inc.	30,252	9,431,666
Universal Health Services, Inc. - Class B	2,430	260,059
		20,878,075
Health Care Technology (0.1%)
Cerner Corp.	9,721	702,731

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	9,814	990,625
Bio-Rad Laboratories, Inc. - Class A (b)	692	356,698
Illumina, Inc. (b)	4,642	1,434,750
IQVIA Holdings, Inc. (b)	6,089	959,809
Mettler-Toledo International, Inc. (b)	767	740,730
PerkinElmer, Inc.	3,534	443,552
Thermo Fisher Scientific, Inc.	12,593	5,560,062
Waters Corp. (b)	1,944	380,402
		10,866,628

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Pharmaceuticals (4.1%)
Bristol-Myers Squibb Co.	71,749	$4,325,747
Catalent, Inc. (b)	5,225	447,574
Eli Lilly & Co.	25,271	3,740,613
Johnson & Johnson	83,811	12,477,782
Merck & Co., Inc.	80,513	6,678,553
Mylan NV (b) (c)	16,455	244,028
Perrigo Co. PLC (c)	4,273	196,174
Pfizer, Inc.	176,892	6,491,936
Zoetis, Inc.	15,125	2,501,221
		37,103,628
Industrials (8.2%)
Aerospace & Defense (1.5%)
General Dynamics Corp.	7,365	1,019,537
Howmet Aerospace, Inc.	12,412	207,529
Huntington Ingalls Industries, Inc.	1,289	181,427
L3Harris Technologies, Inc.	6,882	1,168,839
Lockheed Martin Corp.	7,831	3,001,466
Northrop Grumman Corp.	4,936	1,557,258
Raytheon Technologies Corp.	48,629	2,798,113
Teledyne Technologies, Inc. (b)	1,186	367,909
The Boeing Co.	16,890	2,791,241
TransDigm Group, Inc.	1,769	840,487
		13,933,806
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	4,250	434,308
Expeditors International of Washington, Inc.	5,239	474,234
FedEx Corp.	7,667	1,928,404
United Parcel Service, Inc. - Class B	22,508	3,750,508
		6,587,454
Airlines (0.2%)
Alaska Air Group, Inc.	3,843	140,769
American Airlines Group, Inc.	16,189	198,963
Delta Air Lines, Inc.	20,304	620,896
Southwest Airlines Co.	18,777	704,137
United Airlines Holdings, Inc. (b)	9,262	321,855
		1,986,620
Building Products (0.4%)
Allegion PLC (c)	2,838	280,707
AO Smith Corp.	4,250	224,400
Carrier Global Corp.	25,918	791,536
Fortune Brands Home & Security, Inc.	4,397	380,428
Johnson Controls International PLC (c)	23,685	967,532
Masco Corp.	8,325	458,957
Trane Technologies PLC (c)	7,619	923,804
		4,027,364
Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	2,630	336,219
Cintas Corp.	2,791	928,929
Copart, Inc. (b)	6,576	691,532
Republic Services, Inc.	6,616	617,604
Rollins, Inc.	4,695	254,422
Waste Management, Inc.	12,372	1,400,139
		4,228,845
Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	4,107	381,006
Quanta Services, Inc.	4,351	229,994
		611,000
Electrical Equipment (0.5%)
AMETEK, Inc.	7,276	723,234
Eaton Corp. PLC (c)	12,736	1,299,454
Emerson Electric Co.	19,023	1,247,338
Rockwell Automation, Inc.	3,733	$823,799
		4,093,825

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Industrial Conglomerates (1.1%)
3M Co.	18,336	$2,937,061
General Electric Co.	278,643	1,735,946
Honeywell International, Inc.	22,340	3,677,387
Roper Technologies, Inc.	3,381	1,335,867
Textron, Inc.	7,235	261,111
		9,947,372
Machinery (1.6%)
Caterpillar, Inc.	17,238	2,571,048
Cummins, Inc.	4,671	986,328
Deere & Co.	9,976	2,210,981
Dover Corp.	4,589	497,172
Flowserve Corp.	4,109	112,135
Fortive Corp.	10,730	817,733
IDEX Corp.	2,349	428,481
Illinois Tool Works, Inc.	9,159	1,769,610
Ingersoll Rand, Inc. (b)	11,815	420,614
Otis Worldwide Corp.	12,959	808,901
PACCAR, Inc.	11,018	939,615
Parker Hannifin Corp.	4,117	833,034
Pentair PLC (c)	5,249	240,247
Snap-On, Inc.	1,755	258,213
Stanley Black & Decker, Inc.	5,101	827,382
Westinghouse Air Brake Technologies Corp.	5,694	352,345
Xylem, Inc.	5,651	475,362
		14,549,201
Professional Services (0.4%)
Equifax, Inc.	3,863	606,105
IHS Markit, Ltd. (c)	11,873	932,149
Nielsen Holdings PLC (c)	11,356	161,028
Robert Half International, Inc.	3,552	188,043
United Rentals, Inc. (b)	2,293	400,128
Verisk Analytics, Inc.	5,196	962,871
		3,250,324
Road & Rail (1.0%)
CSX Corp.	24,353	1,891,497
JB Hunt Transport Services, Inc.	2,671	337,561
Kansas City Southern	2,973	537,608
Norfolk Southern Corp.	8,121	1,737,813
Old Dominion Freight Line, Inc.	3,050	551,806
Union Pacific Corp.	21,609	4,254,164
		9,310,449
Trading Companies & Distributors (0.2%)
Fastenal Co.	18,260	823,343
WW Grainger, Inc.	1,486	530,160
		1,353,503
Information Technology (33.7%)
Communications Equipment (0.8%)
Arista Networks, Inc. (b)	1,729	357,782
Cisco Systems, Inc.	134,762	5,308,275
F5 Networks, Inc. (b)	1,921	235,841
Juniper Networks, Inc.	10,560	227,040
Motorola Solutions, Inc.	5,345	838,150
		6,967,088
Computers & Peripherals (6.7%)
Apple, Inc. (d)	511,759	59,266,810
NetApp, Inc.	7,053	309,204
Western Digital Corp.	9,550	349,052
		59,925,066
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. - Class A	9,499	1,028,457
CDW Corp.	4,464	533,582
Corning, Inc.	24,223	785,067
FLIR Systems, Inc.	4,131	148,096
IPG Photonics Corp. (b)	1,098	186,627

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Keysight Technologies, Inc. (b)	5,905	$583,296
Seagate Technology PLC (c)	7,104	350,014
TE Connectivity, Ltd. (c)	10,506	1,026,857
		4,641,996
Interactive Media & Services (5.6%)
Akamai Technologies, Inc. (b)	5,123	566,296
Alphabet, Inc. - Class A (b)	9,565	14,018,464
Alphabet, Inc. - Class C (b)	9,346	13,734,882
eBay, Inc.	21,165	1,102,697
Facebook, Inc. - Class A (b)	76,536	20,044,778
Twitter, Inc. (b)	25,178	1,120,421
		50,587,538
IT Services (5.5%)
Accenture PLC - Class A (c)	20,252	4,576,749
Automatic Data Processing, Inc.	13,687	1,909,200
Broadridge Financial Solutions, Inc.	3,641	480,612
Cognizant Technology Solutions Corp. - Class A	17,261	1,198,259
DXC Technology Co.	8,091	144,424
Fidelity National Information Services, Inc.	19,724	2,903,570
Fiserv, Inc. (b)	17,693	1,823,264
FleetCor Technologies, Inc. (b)	2,710	645,251
Gartner, Inc. (b)	2,830	353,608
Global Payments, Inc.	9,526	1,691,627
International Business Machines Corp.	28,349	3,449,223
Jack Henry & Associates, Inc.	2,388	388,265
Leidos Holdings, Inc.	4,244	378,353
Mastercard, Inc. - Class A	28,120	9,509,340
Paychex, Inc.	10,151	809,745
PayPal Holdings, Inc. (b)	37,350	7,359,070
The Western Union Co.	13,083	280,369
VeriSign, Inc. (b)	3,188	653,062
Visa, Inc. - Class A	53,671	10,732,590
		49,286,581
Office Electronics (0.0%)
Zebra Technologies Corp. - Class A (b)	1,710	431,706

Semiconductors & Semiconductor Equipment (5.0%)
Advanced Micro Devices, Inc. (b)	37,373	3,064,212
Analog Devices, Inc.	11,764	1,373,329
Applied Materials, Inc.	29,072	1,728,331
Broadcom, Inc.	12,803	4,664,389
Intel Corp.	135,385	7,010,235
KLA Corp.	4,915	952,232
Lam Research Corp.	4,636	1,537,993
Maxim Integrated Products, Inc.	8,498	574,550
Microchip Technology, Inc.	8,036	825,779
Micron Technology, Inc. (b)	35,366	1,660,788
NVIDIA Corp.	19,641	10,630,102
Qorvo, Inc. (b)	3,559	459,147
QUALCOMM, Inc.	35,916	4,226,595
Skyworks Solutions, Inc.	5,272	767,076
Teradyne, Inc.	5,285	419,946
Texas Instruments, Inc.	29,157	4,163,328
Xilinx, Inc.	7,764	809,319
		44,867,351
Software (9.5%)
Activision Blizzard, Inc.	24,571	1,989,022
Adobe, Inc. (b)	15,269	7,488,376
ANSYS, Inc. (b)	2,727	892,356
Autodesk, Inc. (b)	6,950	1,605,519
Cadence Design Systems, Inc. (b)	8,874	946,235
Citrix Systems, Inc.	3,932	541,476
Electronic Arts, Inc. (b)	9,193	1,198,859
Fortinet, Inc. (b)	4,239	499,397
Intuit, Inc.	8,334	2,718,634
Microsoft Corp.	240,901	50,668,707
NortonLifeLock, Inc.	18,813	392,063
Oracle Corp.	61,541	3,673,998

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Paycom Software, Inc. (b)	1,540	$479,402
Salesforce.com, Inc. (b)	28,968	7,280,238
ServiceNow, Inc. (b)	6,106	2,961,410
Synopsys, Inc. (b)	4,852	1,038,231
Take-Two Interactive Software, Inc. (b)	3,604	595,453
Tyler Technologies, Inc. (b)	1,286	448,248
		85,417,624
Technology Hardware Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co.	40,949	383,692
HP, Inc.	43,722	830,281
Xerox Holdings Corp.	5,695	106,895
		1,320,868
Materials (2.5%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	7,032	2,094,552
Albemarle Corp.	3,362	300,159
Celanese Corp.	3,756	403,582
CF Industries Holdings, Inc.	6,808	209,074
Corteva, Inc.	23,829	686,514
Dow, Inc.	23,592	1,110,004
DuPont de Nemours, Inc.	23,359	1,295,957
Eastman Chemical Co.	4,305	336,307
Ecolab, Inc.	7,904	1,579,535
FMC Corp.	4,084	432,536
International Flavors & Fragrances, Inc.	3,389	414,983
Linde PLC (c)	16,724	3,982,486
LyondellBasell Industries NV - Class A (c)	8,177	576,397
PPG Industries, Inc.	7,443	908,641
The Mosaic Co.	10,981	200,623
The Sherwin-Williams Co.	2,660	1,853,328
		16,384,678
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,999	470,485
Vulcan Materials Co.	4,147	562,084
		1,032,569
Containers & Packaging (0.3%)
Amcor PLC (c)	49,929	551,716
Ball Corp.	10,395	864,032
International Paper Co.	12,513	507,277
Packaging Corp. of America	2,982	325,187
Sealed Air Corp.	4,894	189,936
WestRock Co.	8,250	286,605
		2,724,753
Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	46,228	723,006
Newmont Corp.	25,564	1,622,036
Nucor Corp.	9,610	431,105
		2,776,147
Real Estate (2.6%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc.	17,136	465,242
Ventas, Inc.	11,876	498,317
Welltower, Inc.	13,283	731,761
		1,695,320
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	22,450	242,235
Industrial REITs (0.3%)
Duke Realty Corp.	11,743	433,317
ProLogis, Inc.	23,517	2,366,280
		2,799,597
Office REITs (0.1%)
Alexandria Real Estate Equities, Inc.	3,733	597,280
Boston Properties, Inc.	4,508	361,992
SL Green Realty Corp.	2,331	108,089

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Vornado Realty Trust	4,989	$168,179
		1,235,540
Real Estate Services (0.1%)
CBRE Group, Inc. - Class A (b)	10,672	501,264

Residential REITs (0.3%)
Apartment Investment & Management Co. - Class A	4,704	158,619
AvalonBay Communities, Inc.	4,495	671,283
Equity Residential	10,900	559,497
Essex Property Trust, Inc.	2,110	423,667
Mid-America Apartment Communities, Inc.	3,633	421,247
UDR, Inc.	9,392	306,273
		2,540,586
Retail REITs (0.2%)
Federal Realty Investment Trust	2,143	157,382
Kimco Realty Corp.	13,767	155,016
Realty Income Corp.	10,935	664,301
Regency Centers Corp.	5,021	190,899
Simon Property Group, Inc.	9,737	629,789
		1,797,387
Specialized REITs (1.4%)
American Tower Corp.	14,120	3,413,227
Crown Castle International Corp.	13,359	2,224,273
Digital Realty Trust, Inc.	8,563	1,256,706
Equinix, Inc.	2,852	2,167,891
Extra Space Storage, Inc.	4,020	430,100
Iron Mountain, Inc.	9,130	244,593
Public Storage	4,847	1,079,524
SBA Communications Corp.	3,602	1,147,165
Weyerhaeuser Co.	23,755	677,493
		12,640,972
Utilities (3.0%)
Electric Utilities (1.8%)
Alliant Energy Corp.	7,946	410,411
American Electric Power Co., Inc.	15,794	1,290,844
Duke Energy Corp.	23,411	2,073,278
Edison International	12,039	612,063
Entergy Corp.	6,283	619,064
Evergy, Inc.	7,148	363,261
Eversource Energy	10,881	909,108
Exelon Corp.	31,021	1,109,311
FirstEnergy Corp.	17,256	495,420
NextEra Energy, Inc.	15,587	4,326,328
Pinnacle West Capital Corp.	3,575	266,516
PPL Corp.	24,472	665,883
The Southern Co.	33,619	1,822,822
Xcel Energy, Inc.	16,723	1,154,054
		16,118,363
Gas Utilities (0.1%)
Atmos Energy Corp.	3,873	370,220
ONEOK, Inc.	14,112	366,630
		736,850
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	21,173	383,443
NRG Energy, Inc.	7,771	238,881
		622,324
Multi-Utilities (0.9%)
Ameren Corp.	7,863	621,806
CenterPoint Energy, Inc.	17,343	335,587
CMS Energy Corp.	9,113	559,629
Consolidated Edison, Inc.	10,648	828,414
Dominion Energy, Inc.	26,744	2,110,904
DTE Energy Co.	6,047	695,647
NiSource, Inc.	12,192	268,224
Public Service Enterprise Group, Inc.	16,099	883,996
Sempra Energy	9,208	1,089,859

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

WEC Energy Group, Inc.	10,041	$972,973
		8,367,039
Water Utilities (0.1%)
American Water Works Co., Inc.	5,772	836,247
Total common stocks (cost: $317,981,388)		886,998,123
Short-Term Securities (1.5%)
Investment Companies (1.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.027%	13,487,690	13,487,690
Total short-term securities (cost: $13,487,690)		13,487,690
Total investments in securities (cost: $331,469,078) (e)		900,485,813
Liabilities in excess of cash and other assets (0.0%)		(19,725)
Total net assets (100.0%)		$900,466,088

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 3.2% of net assets in foreign securities at September 30, 2020.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2020, securities with an aggregate market value of $16,213,400 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	December 2020	77	Long	$12,751,879	$12,905,200	$153,321

(e)	At September 30, 2020 the cost of investments for federal income tax purposes was $334,098,234. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$586,981,720
Gross unrealized depreciation	(20,440,820)
Net unrealized appreciation	$566,540,900

See accompanying notes to investments in securities.

SFT International Bond Fund
Investments in Securities

September 30, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (70.8%)
Argentina (1.6%)
Government (1.6%)
Argentina Treasury Bond BONCER (ARS)
1.100%, 04/17/21	9,239,435	$71,191
1.200%, 03/18/22	55,812,318	433,073
1.400%, 03/25/23	32,768,158	243,745
1.500%, 03/25/24	32,768,162	231,194
Argentine Bonos del Tesoro (ARS)
15.500%, 10/17/26	59,411,000	148,170
16.000%, 10/17/23	29,346,000	99,939
18.200%, 10/03/21	28,501,000	143,443
Letras de la Nacion Argentina con Ajuste por CER (ARS)
3.536%, 12/04/20 (c) (d)	11,833,800	92,760
		1,463,515
Brazil (4.3%)
Government (4.3%)
Brazil Letras do Tesouro Nacional (BRL)
1.441%, 10/01/20 (d)	12,480,000	2,214,159
1.445%, 04/01/21 (d)	340,000	59,663
1.453%, 10/01/21 (d)	5,200,000	897,276
1.458%, 01/01/22 (d)	3,100,000	529,623
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/21	784,000	141,778
		3,842,499
Ghana (1.6%)
Government (1.6%)
Ghana Government Bond (GHS)
18.750%, 01/24/22	960,000	167,598
19.000%, 11/02/26	2,890,000	477,473
19.750%, 03/25/24	960,000	164,782
19.750%, 03/15/32	2,890,000	461,390
24.500%, 06/21/21	50,000	9,079
24.750%, 03/01/21	100,000	17,813
24.750%, 07/19/21	160,000	29,220
Republic of Ghana Government Bonds (GHS)
16.250%, 05/17/21	130,000	22,429
16.500%, 03/22/21	100,000	17,286
17.600%, 11/28/22	100,000	16,928
		1,383,998
Indonesia (4.4%)
Government (4.4%)
Indonesia Treasury Bond (IDR)
6.500%, 06/15/25	23,654,000,000	1,639,724
8.375%, 03/15/24	7,865,000,000	574,705
9.500%, 07/15/23	18,680,000,000	1,397,987
10.000%, 09/15/24	1,959,000,000	151,994
10.250%, 07/15/22	2,658,000,000	196,099
		3,960,509
Mexico (9.3%)
Government (9.3%)
Mexican Bonos (MXN)
6.500%, 06/10/21	20,100,000	922,438
6.500%, 06/09/22	49,538,000	2,317,761
6.750%, 03/09/23	26,998,000	1,286,101
7.250%, 12/09/21	44,130,000	2,065,514
8.000%, 12/07/23	22,829,000	1,134,389
10.000%, 12/05/24	9,340,000	502,811
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,807,684	82,297
		8,311,311

See accompanying notes to investments in securities.

SFT International Bond Fund
Investments in Securities – continued

Norway (4.5%)
Government (4.5%)
Norway Government Bond (NOK)
1.500%, 02/19/26 (e)	1,910,000	$216,578
1.750%, 03/13/25 (e)	3,215,000	365,564
2.000%, 05/24/23 (e)	8,483,000	950,035
3.000%, 03/14/24 (e)	9,548,000	1,117,659
3.750%, 05/25/21 (e)	12,135,000	1,328,392
		3,978,228
South Korea (17.1%)
Government (17.1%)
Korea Treasury Bond (KRW)
1.375%, 12/10/29	4,709,000,000	4,000,605
3.000%, 03/10/23	967,000,000	869,395
3.000%, 09/10/24	2,419,000,000	2,225,701
3.375%, 09/10/23	2,729,000,000	2,499,453
3.500%, 03/10/24	1,785,000,000	1,656,494
4.250%, 06/10/21	4,577,300,000	4,009,939
		15,261,587
United States (28.0%)
Government (28.0%)
U.S. Treasury Note (USD)
1.500%, 10/31/24	170,000	178,859
1.500%, 11/30/24	4,250,000	4,475,117
1.625%, 02/15/26	890,000	952,091
1.625%, 10/31/26	890,000	956,750
1.750%, 12/31/24	3,489,000	3,713,741
2.000%, 02/15/25	4,140,000	4,457,130
2.125%, 05/15/25	4,950,000	5,375,391
2.125%, 05/31/26	405,000	445,500
2.625%, 12/31/25	1,641,000	1,839,523
2.875%, 05/31/25	2,390,000	2,680,534
		25,074,636
Total long-term debt securities (cost: $71,224,179)		63,276,283
Short-Term Securities (28.9%)
Japan (14.0%)
Japan Treasury Discount Bill (JPY)
0.027%, 11/25/20 (d)	461,000,000	4,369,358
0.000%, 12/14/20 (d)	98,400,000	932,730
0.000%, 03/25/21 (d)	91,100,000	863,924
0.005%, 02/25/21 (d)	492,000,000	4,665,208
0.016%, 10/05/20 (d)	172,500,000	1,634,628
		12,465,848
Mexico (0.9%)
Mexico Cetes (MXN)
0.001%, 12/17/20 (d)	158,100	7,096
0.001%, 02/25/21 (d)	144,000	6,410
0.004%, 03/25/21 (d)	117,000	5,191
0.011%, 03/25/21 (d)	475,800	21,110
0.016%, 11/05/20 (d)	6,304,500	284,373
0.016%, 01/28/21 (d)	365,700	16,332
0.016%, 02/25/21 (d)	2,947,300	131,193
0.017%, 12/03/20 (d)	365,700	16,441
0.020%, 02/25/21 (d)	5,906,000	262,894
0.041%, 03/25/21 (d)	1,590,900	70,582
0.087%, 10/22/20 (d)	265,600	12,000
		833,622
United States (12.4%)
Federal Home Loan Bank (USD)
0.000%, 10/01/20 (d)	11,110,000	11,110,000

See accompanying notes to investments in securities.

SFT International Bond Fund
Investments in Securities – continued

	Shares	Value(a)
Investment Companies (1.6%)
United States (1.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.027%	1,426,232	$1,426,232
Total short-term securities (cost: $25,627,812)		25,835,702
Total investments in securities (cost: $96,851,991) (f)		89,111,985
Cash and other assets in excess of liabilities (0.3%)		302,361
Total net assets (100.0%)		$89,414,346

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Foreign Forward Currency Contracts

On September 30, 2020, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
10/05/20	18,750	EUR	20,980	USD	$—	$(1,009)	GSC
10/05/20	21,203	USD	18,750	EUR	786	—	GSC
10/06/20	57,690,000	MXN	2,338,183	USD	—	(273,915)	HSB
10/07/20	43,020,000	MXN	2,061,601	USD	113,953	—	HSB
10/08/20	4,213,000	MXN	165,093	USD	—	(25,621)	CIT
10/08/20	4,323,000	MXN	209,785	USD	14,092	—	CIT
10/09/20	3,247,000	MXN	157,343	USD	10,374	—	CIT
10/13/20	3,694,000	MXN	178,442	USD	11,316	—	CIT
10/13/20	7,130,000	MXN	345,008	USD	22,428	—	CIT
10/13/20	1,578,954	EUR	1,774,334	USD	—	(77,630)	HSB
10/13/20	381,332	USD	350,000	EUR	29,185	—	HSB
10/13/20	893,240	USD	810,000	EUR	56,813	—	HSB
10/13/20	474,511	USD	418,954	EUR	16,882	—	HSB
10/13/20	972,497	AUD	72,762,711	JPY	11,364	—	HSB
10/13/20	972,497	AUD	72,762,711	JPY	—	(18,825)	HSB
10/13/20	1,490,050	AUD	111,377,515	JPY	17,394	—	JPM
10/13/20	1,490,050	AUD	111,377,515	JPY	—	(29,857)	JPM
10/13/20	369,512	EUR	397,597	CHF	5,180	—	UBS
10/13/20	369,512	EUR	397,597	CHF	—	(5,690)	UBS
10/14/20	290,476	EUR	312,168	CHF	2,165	—	GSC
10/14/20	290,476	EUR	312,168	CHF	—	(2,982)	GSC
10/14/20	1,680,000	AUD	125,593,440	JPY	19,628	—	JPM
10/14/20	1,680,000	AUD	125,593,440	JPY	—	(33,501)	JPM
10/15/20	15,933,000	MXN	773,304	USD	52,616	—	CIT
10/15/20	236,920	USD	200,000	EUR	—	(2,329)	DBK
10/15/20	347,550	EUR	392,043	USD	—	(15,617)	DBK
10/15/20	481,789	EUR	5,009,117	SEK	11,639	—	DBK
10/15/20	481,789	EUR	5,009,117	SEK	—	(16,977)	DBK
10/15/20	8,470,000	AUD	629,105,015	JPY	69,272	—	DBK
10/15/20	8,470,000	AUD	629,105,015	JPY	—	(177,976)	DBK
10/16/20	118,126	USD	100,000	EUR	—	(828)	BOA
10/16/20	294,825	EUR	333,683	USD	—	(12,140)	BOA
10/16/20	14,589,000	MXN	714,597	USD	54,776	—	CIT
10/16/20	721,168	EUR	7,513,700	SEK	9,837	—	DBK
10/16/20	721,168	EUR	7,513,700	SEK	—	(16,069)	DBK
10/16/20	602,000	EUR	681,028	USD	—	(25,105)	HSB
10/16/20	682,217	USD	602,000	EUR	23,915	—	HSB
10/20/20	3,678,190	USD	394,800,000	JPY	63,680	—	CIT
10/20/20	370,000,000	JPY	3,453,522	USD	—	(53,296)	CIT
10/20/20	24,800,000	JPY	228,165	USD	—	(6,887)	CIT
10/26/20	815,540	EUR	928,427	USD	—	(28,376)	DBK
10/26/20	930,525	USD	815,540	EUR	26,278	—	DBK
10/27/20	13,005,000	MXN	512,868	USD	—	(74,587)	CIT
10/27/20	120,000	EUR	130,163	USD	—	(10,626)	HSB
10/27/20	136,013	USD	120,000	EUR	4,776	—	HSB
10/29/20	21,750,000	MXN	852,687	USD	—	(129,572)	CIT
10/30/20	669,187	EUR	82,698,766	JPY	—	(2,923)	CIT
10/30/20	669,187	EUR	82,698,766	JPY	1,657	—	CIT
10/30/20	380,791,950	JPY	3,505,274	USD	—	(104,236)	DBK
10/30/20	3,562,842	USD	380,791,950	JPY	46,667	—	DBK
11/04/20	359,066	USD	2,000,000	BRL	—	(4,447)	CIT
11/04/20	10,820,000	BRL	1,971,682	USD	53,191	—	CIT
11/04/20	500,000	BRL	96,141	USD	7,486	—	HSB
11/04/20	89,662	USD	500,000	BRL	—	(1,007)	HSB
11/09/20	580,358	EUR	636,165	CHF	52,068	—	UBS
11/09/20	580,358	EUR	636,165	CHF	—	(39,978)	UBS
11/09/20	302,588	EUR	318,083	CHF	20,346	—	UBS
11/09/20	302,588	EUR	318,083	CHF	—	(28,865)	UBS
11/10/20	2,133,000,000	KRW	1,786,582	USD	—	(38,020)	HSB
11/12/20	386,235	EUR	416,222	CHF	1,842	—	GSC
11/12/20	386,235	EUR	416,222	CHF	—	(1,580)	GSC
11/12/20	569,752	EUR	624,335	CHF	51,156	—	GSC
11/12/20	569,752	EUR	624,335	CHF	—	(39,495)	GSC
11/13/20	486,559	EUR	5,009,100	SEK	1,083	—	DBK

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
11/13/20	486,559	EUR	5,009,100	SEK	$—	$(12,163)	DBK
11/16/20	250,000,000	KRW	204,282	USD	—	(9,593)	CIT
11/17/20	487,159	EUR	5,009,117	SEK	5,802	—	DBK
11/17/20	487,159	EUR	5,009,117	SEK	—	(17,607)	DBK
11/23/20	1,071,500,000	KRW	873,553	USD	—	(43,222)	CIT
11/24/20	1,296,969	AUD	98,150,049	JPY	4,199	—	CIT
11/24/20	1,296,969	AUD	98,150,049	JPY	—	(3,277)	CIT
11/24/20	384,000	EUR	45,356,928	JPY	7,878	—	HSB
11/24/20	384,000	EUR	45,356,928	JPY	—	(28,604)	HSB
11/24/20	650,752	EUR	81,664,763	JPY	3,494	—	HSB
11/24/20	650,752	EUR	81,664,763	JPY	6,895	—	HSB
11/24/20	1,035,344	AUD	75,872,468	JPY	35,552	—	JPM
11/24/20	1,035,344	AUD	75,872,468	JPY	—	(58,318)	JPM
11/27/20	435,531,237	KRW	367,568	USD	—	(5,097)	CIT
11/27/20	1,494,000,000	KRW	1,210,109	USD	—	(68,242)	DBK
11/27/20	3,770,000	AUD	2,707,859	USD	5,404	—	JPM
11/27/20	1,411,034	USD	2,000,000	AUD	22,629	—	JPM
12/02/20	12,730,054	BRL	2,316,071	USD	61,148	—	CIT
12/14/20	482,484	EUR	5,009,099	SEK	6,046	—	DBK
12/14/20	482,484	EUR	5,009,099	SEK	—	(12,526)	DBK
12/14/20	486,387	EUR	5,009,101	SEK	—	(11,917)	DBK
12/14/20	486,387	EUR	5,009,101	SEK	854	—	DBK
12/14/20	524,950	AUD	40,603,307	JPY	2,731	—	HSB
12/14/20	524,950	AUD	40,603,307	JPY	6,078	—	HSB
12/15/20	481,549	EUR	5,009,117	SEK	12,087	—	DBK
12/15/20	481,549	EUR	5,009,117	SEK	—	(17,474)	DBK
12/16/20	1,420,107	USD	12,777,100	NOK	—	(54,173)	JPM
12/21/20	1,571,179	USD	14,272,900	NOK	—	(45,254)	JPM
12/30/20	728,510	EUR	89,715,234	JPY	1,920	—	CIT
12/30/20	728,510	EUR	89,715,234	JPY	—	(6,699)	CIT
01/13/21	607,000,000	KRW	506,297	USD	—	(13,347)	DBK
01/14/21	290,704	EUR	312,166	CHF	1,140	—	GSC
01/14/21	290,704	EUR	312,166	CHF	—	(1,942)	GSC
01/15/21	8,158,000	EUR	994,460,200	JPY	168,606	—	DBK
01/15/21	8,158,000	EUR	994,460,200	JPY	—	(319,973)	DBK
01/29/21	514,234,382	KRW	427,282	USD	—	(13,027)	CIT
02/04/21	610,000,000	KRW	509,310	USD	—	(13,034)	DBK
02/10/21	739,860	EUR	795,220	CHF	6,970	—	UBS
02/10/21	739,860	EUR	795,220	CHF	—	(8,027)	UBS
02/12/21	386,532	EUR	416,225	CHF	482	—	GSC
02/12/21	386,532	EUR	416,225	CHF	—	(184)	GSC
02/22/21	3,106,031	AUD	236,624,609	JPY	3,083	—	JPM
02/22/21	3,106,031	AUD	236,624,609	JPY	16,929	—	JPM
02/24/21	650,710	EUR	81,689,118	JPY	4,704	—	HSB
02/24/21	650,710	EUR	81,689,118	JPY	5,460	—	HSB
02/25/21	917,461	EUR	114,418,424	JPY	6,706	—	HSB
02/25/21	917,461	EUR	114,418,424	JPY	417	—	HSB
02/26/21	514,234,381	KRW	433,935	USD	—	(6,515)	CIT
02/26/21	669,184	EUR	84,171,170	JPY	8,601	—	CIT
02/26/21	669,184	EUR	84,171,170	JPY	3,387	—	CIT
03/08/21	9,800,000,000	KRW	8,264,463	USD	—	(130,355)	HSB
03/10/21	880,250	AUD	67,334,459	JPY	3,997	—	CIT
03/10/21	880,250	AUD	67,334,459	JPY	4,402	—	CIT
03/10/21	368,585	EUR	397,596	CHF	—	(227)	UBS
03/10/21	368,585	EUR	397,596	CHF	1,360	—	UBS
03/11/21	14,445,000	MXN	641,436	USD	—	(1,043)	CIT
03/11/21	972,503	AUD	74,910,933	JPY	6,387	—	HSB
03/11/21	972,503	AUD	74,910,933	JPY	7,837	—	HSB
03/15/21	722,598	EUR	7,513,650	SEK	5,230	—	DBK
03/15/21	722,598	EUR	7,513,650	SEK	—	(14,457)	DBK
03/15/21	386,500	EUR	416,222	CHF	3,652	—	GSC
03/15/21	386,500	EUR	416,222	CHF	—	(3,211)	GSC
03/17/21	650,000	AUD	49,914,150	JPY	931	—	HSB
03/17/21	650,000	AUD	49,914,150	JPY	7,139	—	HSB
03/22/21	508,500,000	KRW	430,750	USD	—	(4,908)	CIT
03/25/21	917,485	EUR	112,854,334	JPY	237	—	HSB
03/25/21	917,485	EUR	112,854,334	JPY	—	(8,235)	HSB
03/31/21	728,510	EUR	89,767,687	JPY	3,001	—	CIT

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
03/31/21	728,510	EUR	89,767,687	JPY	$—	$(7,891)	CIT
03/31/21	939,420	USD	8,890,338	NOK	11,206	—	JPM
06/30/21	728,510	EUR	89,825,275	JPY	4,119	—	CIT
06/30/21	728,510	EUR	89,825,275	JPY	—	(9,014)	CIT
					$1,352,545	$(2,249,522)

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be illiquid.
(d)	Rate represents annualized yield at date of purchase.
(e)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.
(f)	At September 30, 2020 the cost of investments for federal income tax purposes was $96,851,991. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$3,182,357
Gross unrealized depreciation	(11,819,340)
Net unrealized depreciation	$(8,636,983)

Currency Legend
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
Counterparty Legend
BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
UBS	UBS AG

See accompanying notes to investments in securities.

SFT IvySM Growth Fund

Investments in Securities
September 30, 2020
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.7%)
Consumer Discretionary (16.7%)
Automobiles (1.6%)
Ferrari NV (b)	48,855	$8,993,717

Internet & Catalog Retail (9.2%)
Amazon.com, Inc. (c)	12,670	39,894,409
Booking Holdings, Inc. (c)	7,801	13,345,014
		53,239,423
Specialty Retail (5.0%)
Home Depot, Inc. (The)	41,448	11,510,524
O'Reilly Automotive, Inc. (c)	12,989	5,988,968
Tractor Supply Co.	80,273	11,506,332
		29,005,824
Textiles, Apparel & Luxury Goods (0.9%)
NIKE, Inc. - Class B	41,146	5,165,469

Consumer Staples (3.4%)
Beverages (2.9%)
The Coca-Cola Co.	337,306	16,652,797

Personal Care (0.5%)
The Estee Lauder Cos., Inc. - Class A	13,985	3,052,226

Financial (1.7%)
Capital Markets (1.7%)
S&P Global, Inc.	27,238	9,822,023

Health Care (14.0%)
Biotechnology (1.3%)
Vertex Pharmaceuticals, Inc. (c)	26,317	7,161,382

Health Care Equipment & Supplies (4.8%)
Danaher Corp.	36,991	7,965,272
Intuitive Surgical, Inc. (c)	11,951	8,479,712
The Cooper Cos., Inc.	33,972	11,452,641
		27,897,625
Health Care Providers & Services (2.6%)
UnitedHealth Group, Inc.	48,154	15,012,973

Health Care Technology (2.7%)
Cerner Corp.	212,789	15,382,517

Life Sciences Tools & Services (1.1%)
Mettler-Toledo International, Inc. (c)	6,632	6,404,854

Pharmaceuticals (1.5%)
Zoetis, Inc.	51,482	8,513,578

Industrials (7.8%)
Aerospace & Defense (1.1%)
Northrop Grumman Corp.	20,835	6,573,234

Machinery (2.2%)
Stanley Black & Decker, Inc.	79,629	12,915,824

Professional Services (2.0%)
CoStar Group, Inc. (c)	4,644	3,940,481
Verisk Analytics, Inc.	41,400	7,671,834
		11,612,315
Road & Rail (2.5%)
JB Hunt Transport Services, Inc.	56,018	7,079,555
Union Pacific Corp.	35,527	6,994,200
		14,073,755

See accompanying notes to investments in securities.

SFT IvySM Growth Fund
Investments in Securities – continued

Information Technology (53.8%)
Communications Equipment (3.2%)
Motorola Solutions, Inc.	118,337	$18,556,425

Computers & Peripherals (8.4%)
Apple, Inc.	416,988	48,291,380

Interactive Media & Services (8.3%)
Alphabet, Inc. - Class A (c)	15,518	22,743,181
Alphabet, Inc. - Class C (c)	2,634	3,870,926
Facebook, Inc. - Class A (c)	81,986	21,472,134
		48,086,241

IT Services (11.4%)
Broadridge Financial Solutions, Inc.	72,256	9,537,792
FleetCor Technologies, Inc. (c)	30,014	7,146,334
PayPal Holdings, Inc. (c)	72,718	14,327,628
VeriSign, Inc. (c)	48,998	10,037,240
Visa, Inc. - Class A	123,387	24,673,698
		65,722,692

Semiconductors & Semiconductor Equipment (2.6%)
NVIDIA Corp.	27,749	15,018,314

Software (19.9%)
Adobe, Inc. (c)	38,110	18,690,287
Electronic Arts, Inc. (c)	122,517	15,977,442
Intuit, Inc.	33,259	10,849,418
Microsoft Corp.	271,296	57,061,688
Salesforce.com, Inc. (c)	48,582	12,209,628
		114,788,463

Real Estate (1.3%)
Specialized REITs (1.3%)
American Tower Corp.	15,662	3,785,975
Equinix, Inc.	5,044	3,834,096
		7,620,071
Total common stocks (cost: $345,720,232)		569,563,122

Short-Term Securities (1.3%)
Investment Companies (1.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.027%	7,377,107	7,377,107
Total short-term securities (cost: $7,377,107)		7,377,107
Total investments in securities (cost: $353,097,339) (d)		576,940,229
Liabilities in excess of cash and other assets (0.0%)		(44,862)
Total net assets (100.0%)		$576,895,367

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Foreign security: The Fund held 1.6% of net assets in foreign securities at September 30, 2020.
(c)	Non-income producing security.
(d)	At September 30, 2020 the cost of investments for federal income tax purposes was $353,942,884. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$224,625,190
Gross unrealized depreciation	(1,627,845)
Net unrealized appreciation	$222,997,345

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities

September 30, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.0%)
Communication Services (0.5%)
Media (0.5%)
Gray Television, Inc. (b)	53,916	$742,423

Consumer Discretionary (16.9%)
Auto Components (1.3%)
Fox Factory Holding Corp. (b)	30,481	2,265,653

Entertainment (0.6%)
Monarch Casino & Resort, Inc. (b)	22,963	1,024,150

Hotels, Restaurants & Leisure (5.4%)
Churchill Downs, Inc.	17,367	2,845,062
Texas Roadhouse, Inc.	29,334	1,783,214
Wingstop, Inc.	34,654	4,735,469
		9,363,745
Household Durables (4.3%)
Installed Building Products, Inc. (b)	40,822	4,153,639
TopBuild Corp. (b)	19,344	3,301,827
		7,455,466
Leisure Equipment & Products (1.3%)
Malibu Boats, Inc. - Class A (b)	45,860	2,272,822

Media (1.9%)
Nexstar Media Group, Inc. - Class A	37,266	3,351,331

Specialty Retail (1.0%)
Lithia Motors, Inc. Class A	7,827	1,784,086

Textiles, Apparel & Luxury Goods (1.1%)
Deckers Outdoor Corp. (b)	8,399	1,847,864

Consumer Staples (0.9%)
Food Products (0.9%)
TreeHouse Foods, Inc. (b)	39,443	1,598,625

Financial (5.1%)
Capital Markets (3.5%)
Hamilton Lane, Inc. - Class A	20,910	1,350,577
Houlihan Lokey, Inc.	47,062	2,779,011
LPL Financial Holdings, Inc.	25,724	1,972,259
		6,101,847
Commercial Banks (0.8%)
Seacoast Banking Corp. of Florida (b)	73,280	1,321,238

Insurance (0.5%)
Selectquote, Inc. (b)	44,829	907,787

Real Estate (0.3%)
Community Healthcare Trust, Inc.	11,789	551,254

Health Care (28.5%)
Biotechnology (6.7%)
Amicus Therapeutics, Inc. (b)	46,993	663,541
CareDx, Inc. (b)	102,461	3,887,370
Halozyme Therapeutics, Inc. (b)	29,062	763,749
Insmed, Inc. (b)	29,127	936,142
Novavax, Inc. (b)	4,296	465,472
Veracyte, Inc. (b)	69,205	2,248,470
Vericel Corp. (b)	139,650	2,587,715
		11,552,459
Health Care Equipment & Supplies (10.6%)
Acutus Medical, Inc. (b)	22,891	682,152
Axonics Modulation Technologies, Inc. (b)	54,504	2,781,884
Haemonetics Corp. (b)	30,809	2,688,085

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities – continued

iRhythm Technologies, Inc. (b)	14,547	$3,463,786
OraSure Technologies, Inc. (b)	165,824	2,018,078
Penumbra, Inc. (b)	9,760	1,897,149
Tactile Systems Technology, Inc. (b)	58,855	2,153,505
Tandem Diabetes Care, Inc. (b)	24,268	2,754,418
		18,439,057
Health Care Providers & Services (7.2%)
1Life Healthcare, Inc. (b)	66,410	1,883,387
AMN Healthcare Services, Inc. (b)	39,965	2,336,354
HMS Holdings Corp. (b)	88,543	2,120,605
LHC Group, Inc. (b)	12,475	2,651,686
PetIQ, Inc. (b)	106,151	3,494,491
		12,486,523
Health Care Technology (2.8%)
Livongo Health, Inc. (b)	12,555	1,758,328
Omnicell, Inc. (b)	32,976	2,461,988
Simulations Plus, Inc.	9,546	719,387
		4,939,703

Life Sciences Tools & Services (1.2%)
NeoGenomics, Inc. (b)	54,837	2,022,937

Industrials (13.1%)
Aerospace & Defense (2.3%)
Mercury Systems, Inc. (b)	50,600	3,919,476

Air Freight & Logistics (1.5%)
Air Transport Services Group, Inc. (b)	106,649	2,672,624

Building Products (0.9%)
Simpson Manufacturing Co., Inc.	16,560	1,608,970

Commercial Services & Supplies (2.6%)
Clean Harbors, Inc. (b)	36,425	2,040,893
The Brink's Co.	58,957	2,422,543
		4,463,436
Electrical Equipment (1.1%)
EnerSys	29,238	1,962,454

Machinery (2.9%)
Crane Co.	36,685	1,839,019
John Bean Technologies Corp.	18,562	1,705,662
RBC Bearings, Inc. (b)	11,590	1,404,824
		4,949,505
Road & Rail (1.8%)
Knight-Swift Transportation Holdings, Inc.	78,581	3,198,247

Information Technology (28.3%)
Communications Equipment (1.1%)
Viavi Solutions, Inc. (b)	167,067	1,959,696

Electronic Equipment, Instruments & Components (1.0%)
Coherent, Inc. (b)	16,152	1,791,741

Interactive Media & Services (8.3%)
Envestnet, Inc. (b)	29,351	2,264,723
Five9, Inc. (b)	47,148	6,114,153
Mimecast, Ltd. (b) (c)	58,320	2,736,375
Q2 Holdings, Inc. (b)	35,428	3,233,159
		14,348,410
IT Services (3.8%)
Booz Allen Hamilton Holding Corp.	19,947	1,655,202
Evo Payments, Inc. - Class A (b)	48,417	1,203,162
Shift4 Payments, Inc. Class A (b)	38,081	1,841,597
Switch, Inc.	114,501	1,787,361
		6,487,322
Semiconductors & Semiconductor Equipment (4.4%)
Enphase Energy, Inc. (b)	29,461	2,433,184
Monolithic Power Systems, Inc.	14,983	4,189,397

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities – continued

SiTime Corp. (b)	12,604	$1,059,114
		7,681,695
Software (9.7%)
Globant SA (b) (c)	24,254	4,346,802
HubSpot, Inc. (b)	2,356	688,494
LivePerson, Inc. (b)	44,396	2,308,148
Proofpoint, Inc. (b)	29,337	3,096,520
Smartsheet, Inc. - Class A (b)	36,178	1,787,917
Varonis Systems, Inc. (b)	39,783	4,591,754
		16,819,635
Leisure and Consumer Staples (2.7%)
Food & Staples Retailing (1.0%)
BJ's Wholesale Club Holdings, Inc. (b)	42,683	1,773,478

Food Products (1.7%)
Nomad Foods, Ltd. (b) (c)	115,062	2,931,780
Total common stocks (cost: $126,932,771)		166,597,439

Short-Term Securities (4.1%)
Investment Companies (4.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.270%	7,053,030	7,053,030
Total short-term securities (cost: $7,053,030)		7,053,030
Total investments in securities (cost: $133,985,801) (d)		173,650,469
Liabilities in excess of cash and other assets (-0.1%)		(149,247)
Total net assets (100.0%)		$173,501,222

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 5.8% of net assets in foreign securities at September 30, 2020.
(d)	At September 30, 2020 the cost of investments for federal income tax purposes was $134,653,370. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$46,102,449
Gross unrealized depreciation	(7,105,350)
Net unrealized appreciation	$38,997,099

See accompanying notes to investments in securities.

SFT Managed Volatility Equity Fund

Investments in Securities

September 30, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (90.4%)
Investment Companies (90.4%)
iShares Core High Dividend ETF	756,457	$60,879,659
iShares Edge MSCI Minimum Volatility EAFE ETF	1,295,413	88,256,488
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	405,285	22,363,626
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,759,032	112,103,110
iShares MSCI Germany ETF	531,232	15,474,788
iShares Short Maturity Bond ETF	275,245	13,792,527
Total mutual funds (cost: $280,365,536)		312,870,198

Short-Term Securities (6.6%)
Investment Companies (6.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.027%	22,707,082	22,707,082
Total investments excluding purchased options (cost: $303,072,618)		335,577,280
Total purchased options outstanding (0.1%) (cost: $695,159)		167,310
Total investments in securities (cost: $303,767,777) (c)		335,744,590
Cash and other assets in excess of liabilities (2.9%)		10,159,747
Total net assets (100.0%)		$345,904,337

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2020, securities with an aggregate market value of $28,678,500 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	December 2020	370	Short	$(61,513,381)	$(62,012,000)	$(498,619)

(c)	At September 30, 2020 the cost of investments for federal income tax purposes was $304,873,198. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$30,405,086
Gross unrealized depreciation	(32,633)
Net unrealized appreciation	$30,372,453

Put Options Purchased:

The Fund had the following put options purchased open at September 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$27	October 2020	1,287	$128,700	$102,960
CBOE Volatility Index	26	October 2020	1,287	128,700	64,350
					$167,310

Put Options Written:

The Fund had the following put options written open at September 30, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$15	October 2020	64	$6,400	$(320)

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

September 30, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.6%)
Consumer Discretionary (0.7%)
Hotels, Restaurants & Leisure (0.7%)
Marriott International, Inc. - Class A	9,100	$842,478

Real Estate (97.9%)
Diversified REITs (0.8%)
WP Carey, Inc.	13,500	879,660

Health Care REITs (10.7%)
CareTrust REIT, Inc.	38,000	676,210
Healthcare Trust of America, Inc. - Class A	32,100	834,600
Healthpeak Properties, Inc.	122,900	3,336,735
Omega Healthcare Investors, Inc.	40,800	1,221,552
Physicians Realty Trust	33,900	607,149
Ventas, Inc.	42,396	1,778,936
Welltower, Inc.	72,600	3,999,534
		12,454,716
Hotels & Resort REITs (2.1%)
Host Hotels & Resorts, Inc.	158,646	1,711,790
RLJ Lodging Trust	82,000	710,120
		2,421,910
Industrial REITs (16.8%)
Duke Realty Corp.	111,600	4,118,040
First Industrial Realty Trust, Inc.	53,400	2,125,320
ProLogis, Inc.	115,981	11,670,008
Terreno Realty Corp.	28,500	1,560,660
		19,474,028
Office REITs (8.0%)
Alexandria Real Estate Equities, Inc.	27,222	4,355,520
Boston Properties, Inc.	19,283	1,548,425
Cousins Properties, Inc.	53,250	1,522,417
Highwoods Properties, Inc.	30,200	1,013,814
Kilroy Realty Corp.	17,136	890,387
		9,330,563
Residential REITs (19.6%)
American Homes 4 Rent - Class A	120,400	3,428,992
AvalonBay Communities, Inc.	12,326	1,840,765
Camden Property Trust	27,400	2,438,052
Equity Lifestyle Properties, Inc.	35,400	2,170,020
Equity Residential	41,800	2,145,594
Essex Property Trust, Inc.	3,416	685,899
Invitation Homes, Inc.	119,200	3,336,408
Mid-America Apartment Communities, Inc.	16,200	1,878,390
Sun Communities, Inc.	20,300	2,854,383
UDR, Inc.	61,100	1,992,471
		22,770,974
Retail REITs (8.7%)
Agree Realty Corp.	21,900	1,393,716
Brixmor Property Group, Inc.	124,200	1,451,898
Realty Income Corp.	48,500	2,946,375
Regency Centers Corp.	20,514	779,942
Simon Property Group, Inc.	27,579	1,783,810
Taubman Centers, Inc.	22,800	759,012
Weingarten Realty Investors	56,000	949,760
		10,064,513
Specialized REITs (31.2%)
American Tower Corp.	2,900	701,017
CubeSmart	32,000	1,033,920
CyrusOne, Inc.	36,200	2,535,086
Digital Realty Trust, Inc.	31,700	4,652,292
Equinix, Inc.	13,234	10,059,561

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities – continued

Extra Space Storage, Inc.	17,500	$1,872,325
Gaming and Leisure Properties, Inc.	16,653	614,995
Life Storage, Inc.	14,500	1,526,415
Public Storage	24,000	5,345,280
QTS Realty Trust, Inc. - Class A	21,800	1,373,836
STORE Capital Corp.	61,000	1,673,230
VEREIT, Inc.	293,200	1,905,800
VICI Properties, Inc.	121,741	2,845,087
		36,138,844
Total common stocks (cost: $110,123,537)		114,377,686

Short-Term Securities (1.2%)
Investment Companies (1.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.027%	1,370,949	1,370,949
Total short-term securities (cost: $1,370,949)		1,370,949
Total investments in securities (cost: $111,494,486) (b)		115,748,635
Cash and other assets in excess of liabilities (0.2%)		228,752
Total net assets (100.0%)		$115,977,387

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	At September 30, 2020 the cost of investments for federal income tax purposes was $113,973,087. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$10,246,298
Gross unrealized depreciation	(8,470,750)
Net unrealized appreciation	$1,775,548

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund
Investments in Securities

September 30, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.4%)
Consumer Discretionary (8.2%)
Auto Components (0.3%)
Magna International, Inc. (b)	13,894	$635,651

Automobiles (0.4%)
General Motors Co.	26,299	778,187

Entertainment (0.9%)
The Walt Disney Co.	12,868	1,596,662

Hotels & Resort REITs (0.8%)
Hilton Worldwide Holdings, Inc.	16,600	1,416,312

Hotels, Restaurants & Leisure (3.5%)
Marriott International, Inc. - Class A	12,671	1,173,081
McDonald's Corp.	11,974	2,628,173
MGM Resorts International	30,174	656,285
Yum! Brands, Inc.	20,968	1,914,378
		6,371,917
Household Durables (0.7%)
Lennar Corp. - Class A	15,250	1,245,620

Internet & Catalog Retail (0.0%)
Booking Holdings, Inc. (c)	22	37,635

Specialty Retail (1.6%)
O'Reilly Automotive, Inc. (c)	1,470	677,788
Ross Stores, Inc.	8,982	838,200
The Home Depot, Inc.	1,999	555,142
The TJX Cos., Inc.	13,500	751,275
		2,822,405
Consumer Staples (2.2%)
Beverages (0.4%)
PepsiCo, Inc.	700	97,020
The Coca-Cola Co.	12,973	640,477
		737,497
Food & Staples Retailing (0.0%)
CVS Health Corp.	954	55,714

Food Products (1.1%)
Tyson Foods, Inc. - Class A	32,576	1,937,620

Tobacco (0.7%)
Philip Morris International, Inc.	16,916	1,268,531

Energy (3.1%)
Energy Equipment & Services (0.2%)
Halliburton Co.	29,859	359,801

Oil, Gas & Consumable Fuels (2.9%)
Enbridge, Inc. (b)	47,733	1,393,803
EOG Resources, Inc.	6,623	238,031
Exxon Mobil Corp.	2,600	89,258
TC Energy Corp. (b)	31,673	1,330,899
The Williams Cos., Inc.	109,509	2,151,852
		5,203,843
Financial (15.3%)
Capital Markets (4.6%)
CME Group, Inc.	3,253	544,259
E*Trade Financial Corp.	35,440	1,773,772
Intercontinental Exchange, Inc.	3,206	320,760
Morgan Stanley	105,670	5,109,145
The Charles Schwab Corp.	530	19,202

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

The Goldman Sachs Group, Inc.	2,671	$536,791
		8,303,929
Commercial Banks (4.2%)
Bank of America Corp.	167,908	4,044,904
JPMorgan Chase & Co.	18,597	1,790,333
The PNC Financial Services Group, Inc.	5,693	625,718
Wells Fargo & Co.	45,900	1,079,109
		7,540,064
Consumer Finance (1.2%)
Capital One Financial Corp.	31,490	2,262,871

Diversified Financial Services (1.0%)
Equitable Holdings, Inc.	99,930	1,822,723

Insurance (4.3%)
American International Group, Inc.	110,901	3,053,105
Chubb, Ltd. (b)	3,255	377,971
Hartford Financial Services Group, Inc.	22,276	821,093
Marsh & McLennan Cos., Inc.	13,237	1,518,284
MetLife, Inc.	45,333	1,685,028
Principal Financial Group, Inc.	7,650	308,065
		7,763,546
Health Care (14.8%)
Biotechnology (1.2%)
AbbVie, Inc.	23,809	2,085,431
Biogen, Inc. (c)	400	113,472
		2,198,903
Health Care Equipment & Supplies (7.0%)
Becton Dickinson and Co.	2,695	627,073
Boston Scientific Corp. (c)	48,679	1,860,025
Danaher Corp.	31,743	6,835,220
Medtronic PLC (b)	12,209	1,268,759
Stryker Corp.	7,213	1,502,973
Zimmer Biomet Holdings, Inc.	4,118	560,624
		12,654,674
Health Care Providers & Services (2.8%)
Anthem, Inc.	5,274	1,416,544
HCA Healthcare, Inc.	19,074	2,378,146
UnitedHealth Group, Inc.	4,013	1,251,133
		5,045,823
Life Sciences Tools & Services (3.1%)
Agilent Technologies, Inc.	15,168	1,531,058
Thermo Fisher Scientific, Inc.	9,033	3,988,250
		5,519,308
Pharmaceuticals (0.7%)
Bausch Health Cos., Inc. (b) (c)	41,421	643,682
Elanco Animal Health, Inc. (c)	22,744	635,240
		1,278,922
Industrials (13.8%)
Air Freight & Logistics (2.0%)
FedEx Corp.	4,584	1,152,968
United Parcel Service, Inc. - Class B	14,965	2,493,618
		3,646,586
Building Products (0.6%)
Johnson Controls International PLC (b)	25,715	1,050,458

Construction & Engineering (0.7%)
Jacobs Engineering Group, Inc.	13,281	1,232,078

Electrical Equipment (0.7%)
Rockwell Automation, Inc.	5,800	1,279,944

Industrial Conglomerates (3.2%)
General Electric Co.	414,084	2,579,743
Honeywell International, Inc.	14,774	2,431,948

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

Roper Technologies, Inc.	2,035	$804,049
		5,815,740
Machinery (3.8%)
Caterpillar, Inc.	11,611	1,731,781
Cummins, Inc.	2,500	527,900
Deere & Co.	14,500	3,213,635
Otis Worldwide Corp.	7,194	449,049
Stanley Black & Decker, Inc.	6,300	1,021,860
		6,944,225
Professional Services (0.6%)
United Rentals, Inc. (c)	5,900	1,029,550

Road & Rail (2.2%)
Norfolk Southern Corp.	10,619	2,272,360
Union Pacific Corp.	8,899	1,751,946
		4,024,306
Information Technology (22.0%)
Communications Equipment (0.3%)
Motorola Solutions, Inc.	3,708	581,451

Computers & Peripherals (1.2%)
Apple, Inc.	19,100	2,211,971

Electronic Equipment, Instruments & Components (0.4%)
Keysight Technologies, Inc. (c)	8,044	794,586

Interactive Media & Services (3.8%)
Alphabet, Inc. - Class C (c)	4,638	6,816,005
Facebook, Inc. - Class A (c)	200	52,380
		6,868,385
IT Services (0.3%)
Fiserv, Inc. (c)	4,403	453,729

Semiconductors & Semiconductor Equipment (11.4%)
Analog Devices, Inc.	5,755	671,839
Applied Materials, Inc.	43,700	2,597,965
ASML Holding NV (b)	1,822	672,810
Broadcom, Inc.	6,928	2,524,009
Lam Research Corp.	1,100	364,925
Micron Technology, Inc. (c)	35,039	1,645,431
NVIDIA Corp.	3,966	2,146,479
NXP Semiconductors NV (b)	21,791	2,719,735
QUALCOMM, Inc.	47,344	5,571,442
Texas Instruments, Inc.	11,912	1,700,914
		20,615,549
Software (4.6%)
Microsoft Corp.	31,075	6,536,005
Salesforce.com, Inc. (c)	560	140,739
SAP SE (b)	1,678	261,233
Synopsys, Inc. (c)	6,383	1,365,834
		8,303,811
Materials (6.5%)
Chemicals (3.4%)
Air Liquide SA (b)	856	136,013
DuPont de Nemours, Inc.	13,794	765,291
Linde PLC (b)	16,654	3,965,817
PPG Industries, Inc.	10,300	1,257,424
		6,124,545
Containers & Packaging (3.1%)
International Paper Co.	45,400	1,840,516
Packaging Corp. of America	23,658	2,579,905
WestRock Co.	35,536	1,234,521
		5,654,942
Real Estate (4.6%)
Health Care REITs (0.2%)
Welltower, Inc.	6,006	330,870

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

Industrial REITs (3.2%)
ProLogis, Inc.	58,214	$5,857,493

Residential REITs (0.6%)
Sun Communities, Inc.	7,782	1,094,227

Specialized REITs (0.6%)
Weyerhaeuser Co.	34,169	974,500

Utilities (8.9%)
Electric Utilities (4.9%)
American Electric Power Co., Inc.	2,907	237,589
Duke Energy Corp.	2,912	257,887
Edison International	1,984	100,867
Entergy Corp.	7,556	744,493
Iberdrola SA (b)	2,633	32,451
NextEra Energy, Inc.	21,501	5,967,817
The Southern Co.	27,799	1,507,262
		8,848,366
Independent Power Producers & Energy Traders (0.4%)
AES Corp.	39,219	710,256

Multi-Utilities (3.6%)
Ameren Corp.	19,642	1,553,289
Dominion Energy, Inc.	1,200	94,716
NiSource, Inc.	22,207	488,554
Public Service Enterprise Group, Inc.	21,070	1,156,954
Sempra Energy	27,959	3,309,227
		6,602,740
Total common stocks (cost: $165,281,260)		179,908,466

Preferred Stocks (0.2%)
Utilities (0.2%)
The Southern Co. Series 2019, 6.750%	6,530	303,906
Total Preferred Stocks (cost: $327,622)		303,906

Short-Term Securities (0.4%)
Investment Companies (0.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.027%	679,147	679,147
T. Rowe Price Reserve Investment Fund, current rate 0.090%	73,780	73,780
Total short-term securities (cost: $752,927)		752,927
Total investments in securities (cost: $166,361,809) (d)		180,965,299
Cash and other assets in excess of liabilities (0.0%)		56,765
Total net assets (100.0%)		$181,022,064

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Foreign security: The Fund held 8.0% of net assets in foreign securities at September 30, 2020.
(c)	Non-income producing security.
(d)	At September 30, 2020 the cost of investments for federal income tax purposes was $168,256,177. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$19,778,069
Gross unrealized depreciation	(7,068,947)
Net unrealized appreciation	$12,709,122

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities

September 30, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (100.0%)
Communication Services (1.6%)
Diversified Telecommunication Services (1.6%)
Verizon Communications, Inc.	31,238	$1,858,349

Consumer Discretionary (12.4%)
Entertainment (1.8%)
The Walt Disney Co.	16,929	2,100,550

Hotels, Restaurants & Leisure (1.6%)
McDonald's Corp.	8,952	1,964,875

Internet & Catalog Retail (4.8%)
Amazon.com, Inc. (b)	1,836	5,781,068

Specialty Retail (1.6%)
The TJX Cos., Inc.	34,443	1,916,753

Textiles, Apparel & Luxury Goods (2.6%)
NIKE, Inc. - Class B	12,807	1,607,791
VF Corp.	20,537	1,442,724
		3,050,515
Consumer Staples (10.1%)
Beverages (2.6%)
Constellation Brands, Inc. - Class A	9,424	1,785,942
Monster Beverage Corp. (b)	16,753	1,343,591
		3,129,533
Food & Staples Retailing (3.0%)
Costco Wholesale Corp.	4,281	1,519,755
Walmart, Inc.	14,637	2,047,862
		3,567,617
Food Products (0.6%)
Kellogg Co.	10,352	668,636

Household Products (3.9%)
Colgate-Palmolive Co.	20,690	1,596,233
The Procter & Gamble Co.	22,343	3,105,454
		4,701,687
Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
EOG Resources, Inc.	24,352	875,211

Financial (9.7%)
Capital Markets (2.2%)
BlackRock, Inc.	2,149	1,211,069
Morgan Stanley	30,025	1,451,709
		2,662,778
Commercial Banks (4.9%)
Bank of America Corp.	85,768	2,066,151
JPMorgan Chase & Co.	24,750	2,382,682
The PNC Financial Services Group, Inc.	12,671	1,392,670
		5,841,503
Consumer Finance (1.1%)
American Express Co.	12,534	1,256,534

Insurance (1.5%)
Athene Holding, Ltd. - Class A (b) (c)	24,103	821,430
Chubb, Ltd. (c)	8,359	970,647
		1,792,077
Health Care (14.4%)
Biotechnology (0.4%)
Incyte Corp. (b)	5,420	486,391

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

Health Care Equipment & Supplies (5.9%)
Abbott Laboratories	10,954	$1,192,124
Baxter International, Inc.	18,828	1,514,148
Becton Dickinson and Co.	5,047	1,174,336
Danaher Corp.	7,832	1,686,464
Hologic, Inc. (b)	22,497	1,495,375
		7,062,447
Health Care Providers & Services (3.0%)
Laboratory Corp. of America Holdings (b)	5,203	979,569
UnitedHealth Group, Inc.	8,204	2,557,761
		3,537,330
Life Sciences Tools & Services (1.9%)
Thermo Fisher Scientific, Inc.	5,148	2,272,945

Pharmaceuticals (3.2%)
Eli Lilly & Co.	14,978	2,217,044
Merck & Co., Inc.	19,496	1,617,193
		3,834,237
Industrials (9.7%)
Aerospace & Defense (0.9%)
Raytheon Technologies Corp.	19,012	1,093,951

Air Freight & Logistics (1.6%)
FedEx Corp.	7,389	1,858,481

Building Products (1.4%)
Fortune Brands Home & Security, Inc.	19,079	1,650,715

Commercial Services & Supplies (1.1%)
Republic Services, Inc.	14,081	1,314,461

Electrical Equipment (1.1%)
AMETEK, Inc.	13,346	1,326,593

Machinery (2.2%)
IDEX Corp.	5,909	1,077,861
Illinois Tool Works, Inc.	8,340	1,611,371
		2,689,232
Professional Services (0.9%)
Equifax, Inc.	6,660	1,044,954

Road & Rail (0.5%)
Uber Technologies, Inc. (b)	15,530	566,534

Information Technology (34.1%)
Communications Equipment (1.2%)
Motorola Solutions, Inc.	9,370	1,469,310

Computers & Peripherals (5.5%)
Apple, Inc.	56,934	6,593,527

Electronic Equipment, Instruments & Components (2.0%)
CDW Corp.	7,748	926,118
Corning, Inc.	45,017	1,459,001
		2,385,119
Interactive Media & Services (7.0%)
Alphabet, Inc. - Class A (b)	2,838	4,159,373
Facebook, Inc. - Class A (b)	12,369	3,239,441
GoDaddy, Inc. - Class A (b)	12,582	955,854
		8,354,668
IT Services (5.3%)
Fidelity National Information Services, Inc.	8,995	1,324,154
Global Payments, Inc.	7,545	1,339,841
Leidos Holdings, Inc.	14,911	1,329,316
Mastercard, Inc. - Class A	7,025	2,375,644
		6,368,955
Semiconductors & Semiconductor Equipment (5.4%)
Advanced Micro Devices, Inc. (b)	12,174	998,146

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

KLA Corp.	4,049	$784,453
Micron Technology, Inc. (b)	14,654	688,152
QUALCOMM, Inc.	10,608	1,248,350
Teradyne, Inc.	10,522	836,078
Texas Instruments, Inc.	13,234	1,889,683
		6,444,862
Software (7.7%)
Microsoft Corp.	23,284	4,897,324
Salesforce.com, Inc. (b)	9,366	2,353,863
SS&C Technologies Holdings, Inc.	12,969	784,884
Workday, Inc. - Class A (b)	5,237	1,126,636
		9,162,707
Materials (1.9%)
Chemicals (1.1%)
PPG Industries, Inc.	10,449	1,275,614

Construction Materials (0.8%)
Vulcan Materials Co.	7,056	956,370

Real Estate (1.9%)
Office REITs (0.7%)
Boston Properties, Inc.	10,090	810,227

Specialized REITs (1.2%)
American Tower Corp.	6,004	1,451,347

Utilities (3.5%)
Electric Utilities (3.5%)
American Electric Power Co., Inc.	20,136	1,645,715
NextEra Energy, Inc.	9,034	2,507,477
		4,153,192
Total common stocks (cost: $85,507,362)		119,331,855

Short-Term Securities (0.1%)
Investment Companies (0.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.027%	139,172	139,172
Total short-term securities (cost: $139,172)		139,172
Total investments in securities (cost: $85,646,534) (d)		119,471,027
Liabilities in excess of cash and other assets (-0.1%)		(82,369)
Total net assets (100.0%)		$119,388,658

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 1.5% of net assets in foreign securities at September 30, 2020.
(d)	At September 30, 2020 the cost of investments for federal income tax purposes was $85,720,209. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$37,267,564
Gross unrealized depreciation	(3,516,746)
Net unrealized appreciation	$33,750,818

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

September 30, 2020

(Unaudited)

(1) Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that SFT International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Core Bond Fund	✓	✓
SFT Dynamic Managed Volatility Fund	NA	✓
SFT Index 400 Mid-Cap Fund	✓	✓
SFT Index 500 Fund	✓	✓
SFT International Bond Fund	✓	✓
SFT IvySM Growth Fund	NA	✓
SFT IvySM Small Cap Growth Fund	NA	✓
SFT Managed Volatility Equity Fund	NA	✓
SFT Real Estate Securities Fund	✓	✓
SFT T. Rowe Price Value Fund	NA	✓
SFT Wellington Core Equity Fund	✓	✓

Securian Asset Management, Inc. (Securian AM), a wholly-owned subsidiary of Securian Financial Group, Inc. (“Securian Financial Group”), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies.

Class 2 shares are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life Insurance Company (“Minnesota Life”) and Securian Life Insurance Company (“Securian Life”) in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2) Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services — Investment Companies.” The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Securian AM Valuation Committee (“the Valuation Committee”) under the supervision of the Trust’s Board of Trustees (the “Board”) and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

Securian Funds Trust

Notes to Financial Statements – continued

(2) Summary of Significant Accounting Policies (continued)

A Fund’s investments will also be valued at fair value by the Valuation Committee if Securian AM determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities are valued at market value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Securian Funds Trust

Notes to Financial Statements – continued

(2) Summary of Significant Accounting Policies (continued)

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (i.e. LIBOR).

These agreements are executed on a registered exchange (“centrally cleared interest rate swaps”), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made.

Options Transactions

Each Fund may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At September 30, 2020, no Funds were invested in repurchase agreements.

Securities Purchased or Sold on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased or sold by a Fund on a when-issued or forward commitment basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. At September 30, 2020, no Funds were invested in when-issued or forward commitments.

Securian Funds Trust

Notes to Financial Statements – continued

(3) Illiquid Securities

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At September 30, 2020, the SFT International Bond Fund held illiquid securities of $92,760 which represents 0.1% of net assets.

(4) Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used as of September 30, 2020, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at September 30, 2020 using
Fund	Level 1	Level 2	Level 3	Total
SFT Core Bond Fund
Assets
Government Obligations	$—	$115,215,675	$—	$115,215,675
Asset-Backed Securities	—	72,057,742	—	72,057,742
Other Mortgage-Backed Securities	—	53,810,749	—	53,810,749
Corporate Obligations	—	240,258,925	—	240,258,925
Investment Companies	3,745,697	—	—	3,745,697
Total Investments	3,745,697	481,343,091	—	485,088,788

Other Financial Instruments*
Futures Contracts	118,616	—	—	118,616

Liabilities
Other Financial Instruments*
Futures Contracts	(200,579)	—	—	(200,579)

SFT Dynamic Managed Volatility Fund
Assets
Government Obligations	—	16,708,604	—	16,708,604
Other Mortgage-Backed Securities	—	1,733,293	—	1,733,293
Corporate Obligations	—	168,617,122	—	168,617,122
Purchased Options	301,730	—	—	301,730
Investment Companies	448,414,846	—	—	448,414,846
Total Investments	448,716,576	187,059,019	—	635,775,595

Other Financial Instruments*
Futures Contracts	115,230	—	—	115,230

Liabilities
Other Financial Instruments*
Futures Contracts	(80,528)	—	—	(80,528)
Written Options	(895)	—	—	(895)

Securian Funds Trust
Notes to Financial Statements – continued

(4) Fair Value Measurement – (continued)

	Fair Value Measurement at September 30, 2020 using
Fund	Level 1	Level 2	Level 3	Total
SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	$160,481,232	$—	$—	$160,481,232
U.S. Government Obligations	—	999,342	—	999,342
Investment Companies	7,356,778	—	—	7,356,778
Total Investments	167,838,010	999,342	—	168,837,352

Liabilities
Other Financial Instruments*
Futures Contracts	(34,562)	—	—	(34,562)

SFT Index 500 Fund
Assets
Common Stocks	886,998,123	—	—	886,998,123
Investment Companies	13,487,690	—	—	13,487,690
Total Investments	900,485,813	—	—	900,485,813

Other Financial Instruments*
Futures Contracts	153,321	—	—	153,321

SFT International Bond Fund
Assets
Long-Term Debt Securities	—	63,276,283	—	63,276,283
Short-Term Debt Securities	—	24,409,470	—	24,409,470
Investment Companies	1,426,232	—	—	1,426,232
Total Investments	1,426,232	87,685,753	—	89,111,985
Other Financial Instruments*
Forward Foreign Currency Contracts	—	1,352,545	—	1,352,545

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(2,249,522)	—	(2,249,522)

SFT IvySM Growth Fund
Assets
Common Stocks	569,563,122	—	—	569,563,122
Investment Companies	7,377,107	—	—	7,377,107
Total Investments	576,940,229	—	—	576,940,229

SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	166,597,439	—	—	166,597,439
Investment Companies	7,053,030	—	—	7,053,030
Total Investments	173,650,469	—	—	173,650,469

SFT Managed Volatility Equity Fund
Assets
Investment Companies	335,577,280	—	—	335,577,280
Purchased Options	167,310	—	—	167,310
Total Investments	335,744,590	—	—	335,744,590

Liabilities
Other Financial Instruments*
Futures Contracts	(498,619)	—	—	(498,619)
Written Options	(320)	—	—	(320)

Securian Funds Trust
Notes to Financial Statements – continued

(4) Fair Value Measurement – (continued)

	Fair Value Measurement at September 30, 2020 using
Fund	Level 1	Level 2	Level 3	Total
SFT Real Estate Securities Fund
Assets
Common Stocks	$114,377,686	$—	$—	$114,377,686
Investment Companies	1,370,949	—	—	1,370,949
Total Investments	115,748,635	—	—	115,748,635

SFT T. Rowe Price Value Fund
Assets
Common Stocks	179,908,466	—	—	179,908,466
Preferred Stocks	303,906	—	—	303,906
Investment Companies	752,927	—	—	752,927
Total Investments	180,965,299	—	—	180,965,299

SFT Wellington Core Equity Fund
Assets
Common Stocks	119,331,855	—	—	119,331,855
Investment Companies	139,172	—	—	139,172
Total Investments	119,471,027	—	—	119,471,027

* Investments in Other Financial Instruments are derivatives instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Securian Funds Trust
Notes to Financial Statements – continued

(4) Fair Value Measurement – (continued)

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels during the period.

(5) Other Risks

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been declared a pandemic by the World Health Organization. The impact of COVID-19 could be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. This may impact liquidity in the marketplace, which in turn may affect the Fund’s ability to meet redemption requests. Public health crises caused by the COVID-19 pandemic may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 pandemic and its effects cannot be determined.

(6) Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there are no events that require disclosure.